UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3320

Fidelity Colchester Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2013

Item 1. Reports to Stockholders

Fidelity ®

Institutional

Money Market

Funds

Treasury Only Portfolio

Treasury Portfolio

Government Portfolio

Prime Money Market Portfolio

Money Market Portfolio

Tax-Exempt Portfolio

Semiannual Report

September 30, 2013

(Fidelity Cover Art)

Contents

Fidelity® Institutional Money Market Funds
Shareholder Expense Example	(Click Here)
Investment Changes/Performance, Schedules of Investments & Financial Statements
Treasury Only Portfolio	(Click Here)
Treasury Portfolio	(Click Here)
Government Portfolio	(Click Here)
Prime Money Market Portfolio	(Click Here)
Money Market Portfolio	(Click Here)
Tax-Exempt Portfolio	(Click Here)
Notes to Financial Statements	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

Fund Goals:
Treasury Only Portfolio seeks as high a level of current income as is consistent with the security of principal and liquidity.

Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, and Money Market Portfolio seek to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Tax-Exempt Portfolio seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-297-2952, or for Class F, call 1-800-835-5092, to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Investments in the funds are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the funds will maintain a stable $1.00 share price.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2013 to September 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio B	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Expenses Paid During Period* April 1, 2013 to September 30, 2013
Treasury Only Portfolio
Class I	.07%
Actual		$ 1,000.00	$ 1,000.10	$ .35
HypotheticalA		$ 1,000.00	$ 1,024.72	$ .36
Class II	.07%
Actual		$ 1,000.00	$ 1,000.10	$ .35
HypotheticalA		$ 1,000.00	$ 1,024.72	$ .36
Class III	.07%
Actual		$ 1,000.00	$ 1,000.10	$ .35
HypotheticalA		$ 1,000.00	$ 1,024.72	$ .36
Class IV	.07%
Actual		$ 1,000.00	$ 1,000.10	$ .35
HypotheticalA		$ 1,000.00	$ 1,024.72	$ .36
Select Class	.07%
Actual		$ 1,000.00	$ 1,000.10	$ .35
HypotheticalA		$ 1,000.00	$ 1,024.72	$ .36
	Annualized Expense Ratio B	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Expenses Paid During Period* April 1, 2013 to September 30, 2013
Treasury Portfolio
Class I	.09%
Actual		$ 1,000.00	$ 1,000.10	$ .45
HypotheticalA		$ 1,000.00	$ 1,024.62	$ .46
Class II	.09%
Actual		$ 1,000.00	$ 1,000.10	$ .45
HypotheticalA		$ 1,000.00	$ 1,024.62	$ .46
Class III	.09%
Actual		$ 1,000.00	$ 1,000.10	$ .45
HypotheticalA		$ 1,000.00	$ 1,024.62	$ .46
Class IV	.09%
Actual		$ 1,000.00	$ 1,000.10	$ .45
HypotheticalA		$ 1,000.00	$ 1,024.62	$ .46
Select Class	.09%
Actual		$ 1,000.00	$ 1,000.10	$ .45
HypotheticalA		$ 1,000.00	$ 1,024.62	$ .46
Government Portfolio
Class I	.12%
Actual		$ 1,000.00	$ 1,000.10	$ .60
HypotheticalA		$ 1,000.00	$ 1,024.47	$ .61
Class II	.12%
Actual		$ 1,000.00	$ 1,000.10	$ .60
HypotheticalA		$ 1,000.00	$ 1,024.47	$ .61
Class III	.12%
Actual		$ 1,000.00	$ 1,000.10	$ .60
HypotheticalA		$ 1,000.00	$ 1,024.47	$ .61
Select Class	.12%
Actual		$ 1,000.00	$ 1,000.10	$ .60
HypotheticalA		$ 1,000.00	$ 1,024.47	$ .61
Prime Money Market Portfolio
Class I	.20%
Actual		$ 1,000.00	$ 1,000.10	$ 1.00
HypotheticalA		$ 1,000.00	$ 1,024.07	$ 1.01
Class II	.21%
Actual		$ 1,000.00	$ 1,000.10	$ 1.05
HypotheticalA		$ 1,000.00	$ 1,024.02	$ 1.07
Class III	.21%
Actual		$ 1,000.00	$ 1,000.10	$ 1.05
HypotheticalA		$ 1,000.00	$ 1,024.02	$ 1.07
Class IV	.21%
Actual		$ 1,000.00	$ 1,000.10	$ 1.05
HypotheticalA		$ 1,000.00	$ 1,024.02	$ 1.07
Select Class	.21%
Actual		$ 1,000.00	$ 1,000.10	$ 1.05
HypotheticalA		$ 1,000.00	$ 1,024.02	$ 1.07
Institutional Class	.14%
Actual		$ 1,000.00	$ 1,000.40	$ .70
HypotheticalA		$ 1,000.00	$ 1,024.37	$ .71
	Annualized Expense Ratio B	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Expenses Paid During Period* April 1, 2013 to September 30, 2013
Money Market Portfolio
Class I	.18%
Actual		$ 1,000.00	$ 1,000.40	$ .90
HypotheticalA		$ 1,000.00	$ 1,024.17	$ .91
Class II	.24%
Actual		$ 1,000.00	$ 1,000.10	$ 1.20
HypotheticalA		$ 1,000.00	$ 1,023.87	$ 1.22
Class III	.24%
Actual		$ 1,000.00	$ 1,000.10	$ 1.20
HypotheticalA		$ 1,000.00	$ 1,023.87	$ 1.22
Select Class	.23%
Actual		$ 1,000.00	$ 1,000.10	$ 1.15
HypotheticalA		$ 1,000.00	$ 1,023.92	$ 1.17
Class F	.14%
Actual		$ 1,000.00	$ 1,000.60	$ .70
HypotheticalA		$ 1,000.00	$ 1,024.37	$ .71
Institutional Class	.14%
Actual		$ 1,000.00	$ 1,000.60	$ .70
HypotheticalA		$ 1,000.00	$ 1,024.37	$ .71
Tax-Exempt Portfolio
Class I	.12%
Actual		$ 1,000.00	$ 1,000.10	$ .60
HypotheticalA		$ 1,000.00	$ 1,024.47	$ .61
Class II	.12%
Actual		$ 1,000.00	$ 1,000.10	$ .60
HypotheticalA		$ 1,000.00	$ 1,024.47	$ .61
Class III	.12%
Actual		$ 1,000.00	$ 1,000.10	$ .60
HypotheticalA		$ 1,000.00	$ 1,024.47	$ .61
Select Class	.13%
Actual		$ 1,000.00	$ 1,000.10	$ .65
HypotheticalA		$ 1,000.00	$ 1,024.42	$ .66

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period).

Semiannual Report

Treasury Only Portfolio

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 9/30/13	% of fund's investments 3/31/13	% of fund's investments 9/30/12
1 - 7	1.7	6.8	8.7
8 - 30	19.1	33.1	22.8
31 - 60	35.7	21.2	35.3
61 - 90	28.8	14.9	19.4
91 - 180	13.9	23.3	12.1
> 180	0.8	0.7	1.7
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	9/30/13	3/31/13	9/30/12
Treasury Only Portfolio	57 Days	57 Days	54 Days
All Taxable Money Market Funds Average*	48 Days	49 Days	49 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	9/30/13	3/31/13	9/30/12
Treasury Only Portfolio	57 Days	57 Days	54 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of September 30, 2013	As of March 31, 2013
Treasury Debt 101.4%	Treasury Debt 95.6%
Net Other Assets (Liabilities)** (1.4)%	Net Other Assets (Liabilities) 4.4%

Current and Historical Seven-Day Yields
	9/30/13	6/30/13	3/31/13	12/31/12	9/30/12

Class I	0.01%	0.01%	0.01%	0.01%	0.01%

Class II	0.01%	0.01%	0.01%	0.01%	0.01%

Class III	0.01%	0.01%	0.01%	0.01%	0.01%

Class IV	0.01%	0.01%	0.01%	0.01%	0.01%

Select Class	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending September 30, 2013, the most recent period shown in the table, would have been -0.17% for Class I, -0.32% for Class II, -0.42% for Class III, -0.68% for Class IV and -0.22% for Select Class.

* Source: iMoneyNet, Inc.

** Net Other Assets (Liabilities) are not included in the pie chart.

Semiannual Report

Treasury Only Portfolio

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 101.4%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 101.4%
U.S. Treasury Bills
10/3/13 to 12/26/13	0.01 to 0.11%	$ 7,567,163	$ 7,566,749
U.S. Treasury Notes
10/15/13 to 3/31/14	0.02 to 0.11	4,114,500	4,130,032
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $11,696,781)	11,696,781
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(166,441)
NET ASSETS - 100%	$ 11,530,340
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Only Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts) September 30, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $11,696,781)		$ 11,696,781
Cash		204,879
Receivable for investments sold		106,997
Receivable for fund shares sold		14,156
Interest receivable		24,645
Total assets		12,047,458

Liabilities
Payable for investments purchased	$ 503,222
Payable for fund shares redeemed	13,403
Distributions payable	29
Accrued management fee	320
Other affiliated payables	73
Other payables and accrued expenses	71
Total liabilities		517,118

Net Assets		$ 11,530,340
Net Assets consist of:
Paid in capital		$ 11,530,093
Undistributed net investment income		1
Accumulated undistributed net realized gain (loss) on investments		246
Net Assets		$ 11,530,340

Class I: Net Asset Value, offering price and redemption price per share ($10,496,476 ÷ 10,495,135 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($383,284 ÷ 383,324 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($404,850 ÷ 404,753 shares)		$ 1.00

Class IV: Net Asset Value, offering price and redemption price per share ($27,956 ÷ 27,954 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($217,774 ÷ 217,784 shares)		$ 1.00

Statement of Operations

Amounts in thousands Six months ended September 30, 2013 (Unaudited)

Investment Income
Interest		$ 4,208

Expenses
Management fee	$ 7,793
Transfer agent fees	3,360
Distribution and service plan fees	877
Accounting fees and expenses	433
Custodian fees and expenses	62
Independent trustees' compensation	20
Registration fees	79
Audit	26
Legal	9
Miscellaneous	35
Total expenses before reductions	12,694
Expense reductions	(9,045)	3,649
Net investment income (loss)		559
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		62
Net increase in net assets resulting from operations		$ 621

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Only Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 559	$ 931
Net realized gain (loss)	62	171
Net increase in net assets resulting from operations	621	1,102
Distributions to shareholders from net investment income	(558)	(932)
Share transactions - net increase (decrease)	1,105,926	1,158,256
Total increase (decrease) in net assets	1,105,989	1,158,426

Net Assets
Beginning of period	10,424,351	9,265,925
End of period (including undistributed net investment income of $1 and undistributed net investment income of $0, respectively)	$ 11,530,340	$ 10,424,351

Financial Highlights - Class I

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	- E	- E	.001	.010
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	- E	- E	- E	- E	.001	.010
Distributions from net investment income	- E	- E	- E	- E	(.001)	(.010)
Distributions from net realized gain	-	-	-	- E	- E	-
Total distributions	- E	- E	- E	- E	(.001)	(.010)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.01%	.01%	.01%	.09%	1.05%
Ratios to Average Net Assets D
Expenses before reductions	.21% A	.21%	.21%	.21%	.21%	.24%
Expenses net of fee waivers, if any	.07% A	.10%	.06%	.18%	.20%	.23%
Expenses net of all reductions	.07% A	.10%	.06%	.18%	.20%	.23%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.10%	.81%
Supplemental Data
Net assets, end of period (in millions)	$ 10,496	$ 9,431	$ 8,064	$ 6,149	$ 8,371	$ 15,535

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class II

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	- E	- E	- E	.009
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	- E	- E	- E	- E	- E	.009
Distributions from net investment income	- E	- E	- E	- E	- E	(.009)
Distributions from net realized gain	-	-	-	- E	- E	-
Total distributions	- E	- E	- E	- E	- E	(.009)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.01%	.01%	.01%	.03%	.89%
Ratios to Average Net Assets D
Expenses before reductions	.36% A	.36%	.36%	.36%	.36%	.39%
Expenses net of fee waivers, if any	.07% A	.10%	.06%	.17%	.27%	.38%
Expenses net of all reductions	.07% A	.10%	.06%	.17%	.27%	.38%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.03%	.66%
Supplemental Data
Net assets, end of period (in millions)	$ 383	$ 354	$ 499	$ 585	$ 649	$ 906

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

Financial Highlights - Class III

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	- E	- E	- E	.008
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	- E	- E	- E	- E	- E	.008
Distributions from net investment income	- E	- E	- E	- E	- E	(.008)
Distributions from net realized gain	-	-	-	- E	- E	-
Total distributions	- E	- E	- E	- E	- E	(.008)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.01%	.01%	.01%	.01%	.80%
Ratios to Average Net Assets D
Expenses before reductions	.46% A	.46%	.46%	.46%	.46%	.49%
Expenses net of fee waivers, if any	.07% A	.10%	.06%	.18%	.28%	.47%
Expenses net of all reductions	.07% A	.10%	.06%	.18%	.28%	.47%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.02%	.57%
Supplemental Data
Net assets, end of period (in millions)	$ 405	$ 408	$ 408	$ 392	$ 615	$ 835

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class IV

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	- E	- E	- E	.006
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	- E	- E	- E	- E	- E	.006
Distributions from net investment income	- E	- E	- E	- E	- E	(.006)
Distributions from net realized gain	-	-	-	- E	- E	-
Total distributions	- E	- E	- E	- E	- E	(.006)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.01%	.01%	.01%	.01%	.60%
Ratios to Average Net Assets D
Expenses before reductions	.71% A	.71%	.72%	.71%	.72%	.74%
Expenses net of fee waivers, if any	.07% A	.10%	.07%	.17%	.30%	.65%
Expenses net of all reductions	.07% A	.10%	.07%	.17%	.30%	.65%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.01%	.39%
Supplemental Data
Net assets, end of period (in millions)	$ 28	$ 22	$ 25	$ 62	$ 60	$ 140

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

Financial Highlights - Select Class

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	- E	- E	.001	.010
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	- E	- E	- E	- E	.001	.010
Distributions from net investment income	- E	- E	- E	- E	(.001)	(.010)
Distributions from net realized gain	-	-	-	- E	- E	-
Total distributions	- E	- E	- E	- E	(.001)	(.010)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.01%	.01%	.01%	.07%	.99%
Ratios to Average Net Assets D
Expenses before reductions	.26% A	.26%	.26%	.26%	.26%	.29%
Expenses net of fee waivers, if any	.07% A	.10%	.06%	.18%	.23%	.28%
Expenses net of all reductions	.07% A	.10%	.06%	.18%	.23%	.28%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.07%	.76%
Supplemental Data
Net assets, end of period (in millions)	$ 218	$ 210	$ 269	$ 209	$ 478	$ 763

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Portfolio

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 9/30/13	% of fund's investments 3/31/13	% of fund's investments 9/30/12
1 - 7	63.0	54.8	66.1
8 - 30	5.2	14.1	1.4
31 - 60	4.2	1.6	6.8
61 - 90	6.2	6.1	1.9
91 - 180	12.5	8.3	9.0
> 180	8.9	15.1	14.8
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	9/30/13	3/31/13	9/30/12
Treasury Portfolio	45 Days	57 Days	56 Days
All Taxable Money Market Funds Average*	48 Days	49 Days	49 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	9/30/13	3/31/13	9/30/12
Treasury Portfolio	45 Days	57 Days	56 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of September 30, 2013	As of March 31, 2013
Treasury Debt 32.8%	Treasury Debt 43.0%
Repurchase Agreements 67.1%	Repurchase Agreements 55.1%
Net Other Assets (Liabilities) 0.1%	Net Other Assets (Liabilities) 1.9%

Current and Historical Seven-Day Yields
	9/30/13	6/30/13	3/31/13	12/31/12	9/30/12

Class I	0.01%	0.01%	0.01%	0.01%	0.01%

Class II	0.01%	0.01%	0.01%	0.01%	0.01%

Class III	0.01%	0.01%	0.01%	0.01%	0.01%

Class IV	0.01%	0.01%	0.01%	0.01%	0.01%

Select Class	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending September 30, 2013, the most recent period shown in the table, would have been -0.15% for Class I, -0.31% for Class II, -0.40% for Class III, -0.66% for Class IV and -0.20% for Select Class.

* Source: iMoneyNet, Inc.

Semiannual Report

Treasury Portfolio

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 32.8%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 32.8%
U.S. Treasury Bills
10/3/13 to 2/20/14	0.08 to 0.11%	$ 213,687	$ 213,631
U.S. Treasury Notes
10/15/13 to 9/30/14	0.06 to 0.22	4,613,660	4,634,461
TOTAL TREASURY DEBT (Cost $4,848,092)			4,848,092
Treasury Repurchase Agreement - 67.1%
	Maturity Amount (000s)
In a joint trading account at:
0.05% dated 9/30/13 due 10/1/13 (Collateralized by U.S. Treasury Obligations) #	$ 5,600,854	5,600,846
0.05% dated 9/30/13 due 10/1/13 (Collateralized by U.S. Treasury Obligations) #	693,310	693,309
With:
Barclays Capital, Inc. at:
0.03%, dated 9/20/13 due 10/18/13 (Collateralized by U.S. Treasury Obligations valued at $220,322,094, 0.25% - 2.13%, 1/15/15 - 7/15/16)	216,005	216,000
0.06%, dated:
8/27/13 due 10/24/13 (Collateralized by U.S. Treasury Obligations valued at $219,091,562, 0.25% - 4.63%, 6/30/14 - 2/15/40)	214,790	214,769
9/30/13 due 10/1/13 (Collateralized by U.S. Treasury Obligations valued at $740,491,135, 0.25%, 9/30/15)	726,001	726,000
0.07%, dated 8/12/13 due 10/16/13 (Collateralized by U.S. Treasury Obligations valued at $219,594,627, 0.63% - 7.63%, 4/30/15 - 8/15/43)	215,027	215,000
BNP Paribas Securities Corp. at:
0.02%, dated 9/20/13 due 10/7/13 (Collateralized by U.S. Treasury Obligations valued at $367,285,997, 2.75% - 10.63%, 8/15/15 - 11/15/42)	357,004	357,000
0.04%, dated 9/11/13 due 10/7/13 (Collateralized by U.S. Treasury Obligations valued at $544,098,444, 0% - 6.25%, 10/3/13 - 11/15/42)	533,181	533,144

	Maturity Amount (000s)	Value (000s)
0.06%, dated 7/19/13 due 10/4/13 (Collateralized by U.S. Treasury Obligations valued at $364,476,654, 4.5% - 7.88%, 2/15/21 - 2/15/36)	$ 355,544	$ 355,498
Federal Reserve Bank of New York at 0.01%, dated 9/30/13 due 10/1/13 (Collateralized by U.S. Treasury Obligations valued at $1,000,000,368, 3.63%, 2/15/20)	1,000,000	1,000,000
TOTAL TREASURY REPURCHASE AGREEMENT (Cost $9,911,566)		9,911,566
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $14,759,658)		14,759,658
NET OTHER ASSETS (LIABILITIES) - 0.1%		18,206
NET ASSETS - 100%		$ 14,777,864
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$5,600,846,000 due 10/01/13 at 0.05%
BNP Paribas Securities Corp.	$ 371,373
Barclays Capital, Inc.	1,373,705
Citibank NA	804,277
Citigroup Global Markets, Inc.	804,277
Credit Suisse Securities (USA) LLC	296,843
Deutsche Bank Securities, Inc.	140,748
HSBC Securities (USA), Inc.	1,005,346
Merrill Lynch, Pierce, Fenner & Smith, Inc.	804,277
$ 5,600,846
$693,309,000 due 10/01/13 at 0.05%
BNP Paribas Securities Corp.	$ 302,837
Barclays Capital, Inc.	229,422
Merrill Lynch, Pierce, Fenner & Smith, Inc.	161,050
$ 693,309
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts) September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $9,911,566) - See accompanying schedule: Unaffiliated issuers (cost $14,759,658)		$ 14,759,658
Receivable for fund shares sold		26
Interest receivable		19,096
Other receivables		134
Total assets		14,778,914

Liabilities
Payable for fund shares redeemed	$ 76
Distributions payable	64
Accrued management fee	606
Independent trustees' compensation payable	133
Accounting fees and expenses payable	81
Other affiliated payables	6
Other payables and accrued expenses	84
Total liabilities		1,050

Net Assets		$ 14,777,864
Net Assets consist of:
Paid in capital		$ 14,777,790
Distributions in excess of net investment income		(12)
Accumulated undistributed net realized gain (loss) on investments		86
Net Assets		$ 14,777,864

Class I: Net Asset Value, offering price and redemption price per share ($11,224,440 ÷ 11,220,765 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($79,050 ÷ 78,999 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($2,805,283 ÷ 2,805,046 shares)		$ 1.00

Class IV: Net Asset Value, offering price and redemption price per share ($415,384 ÷ 415,276 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($253,707 ÷ 253,656 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Six months ended September 30, 2013 (Unaudited)

Investment Income
Interest		$ 6,567

Expenses
Management fee	$ 9,474
Transfer agent fees	4,076
Distribution and service plan fees	4,865
Accounting fees and expenses	482
Custodian fees and expenses	56
Independent trustees' compensation	26
Registration fees	45
Audit	28
Legal	13
Miscellaneous	59
Total expenses before reductions	19,124
Expense reductions	(13,240)	5,884
Net investment income (loss)		683
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		2
Net increase in net assets resulting from operations		$ 685

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 683	$ 1,492
Net realized gain (loss)	2	342
Net increase in net assets resulting from operations	685	1,834
Distributions to shareholders from net investment income	(679)	(1,496)
Share transactions - net increase (decrease)	1,117,067	(1,981,461)
Total increase (decrease) in net assets	1,117,073	(1,981,123)

Net Assets
Beginning of period	13,660,791	15,641,914
End of period (including distributions in excess of net investment income of $12 and distributions in excess of net investment income of $16, respectively)	$ 14,777,864	$ 13,660,791

Financial Highlights - Class I

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	- E	- E	.001	.011
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	- E	- E	- E	- E	.001	.011
Distributions from net investment income	- E	- E	- E	- E	(.001)	(.011)
Distributions from net realized gain	-	-	-	-	- E	-
Total distributions	- E	- E	- E	- E	(.001)	(.011)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.01%	.01%	.03%	.10%	1.11%
Ratios to Average Net Assets D
Expenses before reductions	.21% A	.21%	.21%	.21%	.21%	.23%
Expenses net of fee waivers, if any	.09% A	.16%	.10%	.20%	.21%	.22%
Expenses net of all reductions	.09% A	.16%	.10%	.20%	.21%	.22%
Net investment income (loss)	.01% A	.01%	.01%	.03%	.11%	1.04%
Supplemental Data
Net assets, end of period (in millions)	$ 11,224	$ 9,964	$ 11,712	$ 8,784	$ 8,650	$ 16,236

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class II

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	- E	- E	- E	.010
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	- E	- E	- E	- E	- E	.010
Distributions from net investment income	- E	- E	- E	- E	- E	(.010)
Distributions from net realized gain	-	-	-	-	- E	-
Total distributions	- E	- E	- E	- E	- E	(.010)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	.01%	.01%	.01%	.01%	.03%	.96%
Ratios to Average Net Assets D
Expenses before reductions	.36% A	.36%	.36%	.36%	.36%	.38%
Expenses net of fee waivers, if any	.09% A	.16%	.10%	.22%	.29%	.36%
Expenses net of all reductions	.09% A	.16%	.10%	.22%	.29%	.36%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.03%	.90%
Supplemental Data
Net assets, end of period (in millions)	$ 79	$ 127	$ 80	$ 155	$ 164	$ 407

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

Financial Highlights - Class III

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	- E	- E	- E	.009
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	- E	- E	- E	- E	- E	.009
Distributions from net investment income	- E	- E	- E	- E	- E	(.009)
Distributions from net realized gain	-	-	-	-	- E	-
Total distributions	- E	- E	- E	- E	- E	(.009)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.01%	.01%	.01%	.01%	.87%
Ratios to Average Net Assets D
Expenses before reductions	.46% A	.46%	.46%	.46%	.46%	.48%
Expenses net of fee waivers, if any	.09% A	.16%	.10%	.22%	.30%	.46%
Expenses net of all reductions	.09% A	.16%	.10%	.22%	.30%	.46%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.02%	.80%
Supplemental Data
Net assets, end of period (in millions)	$ 2,805	$ 2,844	$ 3,108	$ 3,768	$ 3,907	$ 5,051

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class IV

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	- E	- E	- E	.007
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	- E	- E	- E	- E	- E	.007
Distributions from net investment income	- E	- E	- E	- E	- E	(.007)
Distributions from net realized gain	-	-	-	-	- E	-
Total distributions	- E	- E	- E	- E	- E	(.007)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.01%	.01%	.01%	.01%	.71%
Ratios to Average Net Assets D
Expenses before reductions	.71% A	.71%	.71%	.71%	.71%	.73%
Expenses net of fee waivers, if any	.09% A	.16%	.10%	.22%	.30%	.62%
Expenses net of all reductions	.09% A	.16%	.10%	.22%	.30%	.62%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.03%	.64%
Supplemental Data
Net assets, end of period (in millions)	$ 415	$ 527	$ 484	$ 305	$ 492	$ 454

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

Financial Highlights - Select Class

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	- E	- E	.001	.011
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	- E	- E	- E	- E	.001	.011
Distributions from net investment income	- E	- E	- E	- E	(.001)	(.011)
Distributions from net realized gain	-	-	-	-	- E	-
Total distributions	- E	- E	- E	- E	(.001)	(.011)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.01%	.01%	.01%	.07%	1.06%
Ratios to Average Net Assets D
Expenses before reductions	.26% A	.26%	.26%	.26%	.26%	.28%
Expenses net of fee waivers, if any	.09% A	.16%	.10%	.22%	.24%	.27%
Expenses net of all reductions	.09% A	.16%	.10%	.22%	.24%	.27%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.08%	.99%
Supplemental Data
Net assets, end of period (in millions)	$ 254	$ 198	$ 259	$ 352	$ 365	$ 882

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Government Portfolio

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 9/30/13	% of fund's investments 3/31/13	% of fund's investments 9/30/12
1 - 7	51.3	58.0	50.7
8 - 30	11.9	16.2	9.2
31 - 60	12.8	0.6	7.0
61 - 90	3.8	4.6	10.0
91 - 180	12.7	4.3	14.5
> 180	7.5	16.3	8.6
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	9/30/13	3/31/13	9/30/12
Government Portfolio	50 Days	57 Days	53 Days
All Taxable Money Market Funds Average*	48 Days	49 Days	49 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	9/30/13	3/31/13	9/30/12
Government Portfolio	96 Days	102 Days	89 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of September 30, 2013	As of March 31, 2013
Treasury Debt 11.0%	Treasury Debt 9.6%
Government Agency Debt 35.0%	Government Agency Debt 31.4%
Repurchase Agreements 53.9%	Repurchase Agreements 58.2%
Net Other Assets (Liabilities) 0.1%	Net Other Assets (Liabilities) 0.8%

Current and Historical Seven-Day Yields
	9/30/13	6/30/13	3/31/13	12/31/12	9/30/12

Class I	0.01%	0.01%	0.01%	0.01%	0.01%

Class II	0.01%	0.01%	0.01%	0.01%	0.01%

Class III	0.01%	0.01%	0.01%	0.01%	0.01%

Select Class	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending September 30, 2013, the most recent period shown in the table, would have been -0.11% for Class I, -0.27% for Class II, -0.36% for Class III and -0.16% for Select Class.

* Source: iMoneyNet, Inc.

Semiannual Report

Government Portfolio

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 11.0%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 11.0%
U.S. Treasury Notes
10/15/13 to 9/15/14 (Cost $2,922,486)	0.08 to 0.21%	$ 2,908,686	$ 2,922,486
Government Agency Debt - 35.0%

Federal Agencies - 35.0%
Fannie Mae
12/18/13 to 8/5/15	0.11 to 0.20 (b)	1,141,425	1,142,453
Federal Farm Credit Bank
1/13/15	0.17 (b)	50,000	49,987
1/13/15	0.17 (b)	47,000	46,988
11/27/13 to 1/12/15	0.15 to 0.23 (b)	678,000	677,934
Federal Home Loan Bank
10/15/13 to 11/14/14	0.08 to 0.23 (b)	6,349,870	6,353,537
Freddie Mac
10/28/13 to 7/17/15	0.17 to 0.23 (b)	1,071,978	1,072,398
TOTAL GOVERNMENT AGENCY DEBT (Cost $9,343,297)			9,343,297
Government Agency Repurchase Agreement - 50.2%
	Maturity Amount (000s)
In a joint trading account at:
0.05% dated 9/30/13 due 10/1/13 (Collateralized by U.S. Government Obligations) #	$ 831,963	831,962
0.06% dated 9/30/13 due 10/1/13 (Collateralized by U.S. Government Obligations) #	7,294,058	7,294,045
With:
Citibank NA at 0.06%, dated 9/25/13 due 10/2/13 (Collateralized by U.S. Government Obligations valued at $560,374,224, 1.13% - 9.5%, 10/1/15 - 5/15/53)	549,387	549,381
Credit Suisse Securities (U.S.A.) LLC at 0.12%, dated 9/10/13 due 1/8/14 (Collateralized by U.S. Government Obligations valued at $141,119,598, 4% - 9.25%, 4/15/20 - 5/15/42)	137,055	137,000

	Maturity Amount (000s)	Value (000s)
ING Financial Markets LLC at:
0.09%, dated:
8/5/13 due 10/4/13 (Collateralized by U.S. Government Obligations valued at $273,400,161, 3.5% - 4%, 10/1/25 - 12/1/42)	$ 268,040	$ 268,000
8/6/13 due 10/4/13 (Collateralized by U.S. Government Obligations valued at $55,087,735, 3%, 3/1/43)	54,008	54,000
9/24/13 due 10/7/13 (Collateralized by U.S. Government Obligations valued at $424,328,457, 2.5% - 5.5%, 6/1/25 - 3/1/43)	416,064	416,000
0.1%, dated 8/15/13 due 10/7/13 (Collateralized by U.S. Government Obligations valued at $168,326,034, 3.5%, 11/1/42 - 6/1/43)	165,028	165,000
Merrill Lynch, Pierce, Fenner & Smith at 0.1%, dated:
8/9/13 due 10/7/13 (Collateralized by U.S. Government Obligations valued at $260,143,393, 2.39% - 4%, 1/1/42 - 6/1/43)	255,048	255,005
8/13/13 due 10/7/13 (Collateralized by U.S. Government Obligations valued at $546,979,060, 2.17% - 5.5%, 11/1/20 - 10/1/43)	536,269	536,181
RBC Capital Markets Corp. at:
0.06%, dated:
9/5/13 due 10/7/13 (Collateralized by U.S. Government Obligations valued at $140,392,700, 2% - 4.5%, 9/1/33 - 5/1/43)	135,567	135,560
9/23/13 due 10/7/13 (Collateralized by U.S. Government Obligations valued at $282,023,076, 0.43% - 8.5%, 9/15/21 - 9/25/43)	275,173	275,159
0.07%, dated:
9/16/13 due 10/7/13 (Collateralized by U.S. Government Obligations valued at $418,460,852, 1.18% - 8%, 12/25/16 - 10/1/43)	409,650	409,602
9/17/13 due 10/7/13 (Collateralized by U.S. Government Obligations valued at $569,101,122, 2% - 7.1%, 6/25/21 - 9/20/43)	557,163	557,096
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
UBS Securities LLC at 0.05%, dated 9/24/13 due 10/1/13 (Collateralized by U.S. Government Obligations valued at $428,770,664, 1.08% - 238%, 9/15/21 - 10/15/42)	$ 416,013	$ 416,009
Wells Fargo Securities, LLC at 0.1%, dated:
9/16/13 due 11/12/13 (Collateralized by U.S. Government Obligations valued at $727,404,446, 0.48% - 8.5%, 12/1/14 - 10/1/43)	711,063	710,950
9/17/13 due 11/15/13 (Collateralized by U.S. Government Obligations valued at $398,273,401, 0.48% - 6.5%, 10/15/13 - 9/15/43)	390,064	390,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $13,400,950)		13,400,950
Treasury Repurchase Agreement - 3.7%

With Federal Reserve Bank of New York at 0.01%, dated 9/30/13 due 10/1/13 (Collateralized by U.S. Treasury Obligations valued at $1,000,000,352, 2.13%, 8/15/21) (Cost $1,000,000)	1,000,000	1,000,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $26,666,733)		26,666,733
NET OTHER ASSETS (LIABILITIES) - 0.1%		15,869
NET ASSETS - 100%		$ 26,682,602
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$831,962,000 due 10/01/13 at 0.05%
BNP Paribas Securities Corp.	$ 61,619
Goldman, Sachs & Co.	110,033
Merrill Lynch, Pierce, Fenner & Smith, Inc.	297,090
Societe Generale	220,067
Wells Fargo Securities LLC	143,153
$ 831,962
$7,294,045,000 due 10/01/13 at 0.06%
BNP Paribas Securities Corp.	$ 1,266,700
Bank of America NA	1,488,820
Citibank NA	446,771
Credit Agricole CIB New York Branch	1,130,749
Deutsche Bank Securities, Inc.	94,983
Goldman, Sachs & Co.	251,277
HSBC Securities (USA), Inc.	88,701
ING Financial Markets LLC	398,526
J.P. Morgan Securities, Inc.	125,639
Merrill Lynch, Pierce, Fenner & Smith, Inc.	87,711
Morgan Stanley & Co., Inc.	896,809
RBC Capital Markets Corp.	502,555
RBS Securities, Inc.	50,255
Societe Generale	19,097
UBS Securities LLC	112,572
Wells Fargo Securities LLC	332,880
$ 7,294,045
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Government Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts) September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $14,400,950) - See accompanying schedule: Unaffiliated issuers (cost $26,666,733)		$ 26,666,733
Receivable for fund shares sold		1,057
Interest receivable		23,527
Other receivables		404
Total assets		26,691,721

Liabilities
Payable for fund shares redeemed	$ 6,513
Distributions payable	110
Accrued management fee	1,887
Other affiliated payables	117
Other payables and accrued expenses	492
Total liabilities		9,119

Net Assets		$ 26,682,602
Net Assets consist of:
Paid in capital		$ 26,684,124
Distributions in excess of net investment income		(183)
Accumulated undistributed net realized gain (loss) on investments		(1,339)
Net Assets		$ 26,682,602

Class I: Net Asset Value, offering price and redemption price per share ($24,017,021 ÷ 24,008,236 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($408,427 ÷ 408,217 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($1,931,343 ÷ 1,930,436 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($325,811 ÷ 325,767 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Six months ended September 30, 2013 (Unaudited)

Investment Income
Interest		$ 15,537

Expenses
Management fee	$ 17,174
Transfer agent fees	7,391
Distribution and service plan fees	2,592
Accounting fees and expenses	707
Custodian fees and expenses	36
Independent trustees' compensation	46
Registration fees	62
Audit	36
Legal	23
Miscellaneous	91
Total expenses before reductions	28,158
Expense reductions	(13,854)	14,304
Net investment income (loss)		1,233
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		89
Net increase in net assets resulting from operations		$ 1,322

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,233	$ 2,605
Net realized gain (loss)	89	814
Net increase in net assets resulting from operations	1,322	3,419
Distributions to shareholders from net investment income	(1,226)	(2,608)
Share transactions - net increase (decrease)	2,083,982	(3,598,428)
Total increase (decrease) in net assets	2,084,078	(3,597,617)

Net Assets
Beginning of period	24,598,524	28,196,141
End of period (including distributions in excess of net investment income of $183 and distributions in excess of net investment income of $190, respectively)	$ 26,682,602	$ 24,598,524

Financial Highlights - Class I

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	- E	- E	.002	.017
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	- E	- E	- E	- E	.002	.017
Distributions from net investment income	- E	- E	- E	- E	(.002)	(.017)
Distributions from net realized gain	-	-	-	- E	-	-
Total distributions	- E	- E	- E	- E	(.002)	(.017)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.01%	.01%	.05%	.17%	1.70%
Ratios to Average Net Assets D
Expenses before reductions	.21% A	.21%	.21%	.21%	.21%	.23%
Expenses net of fee waivers, if any	.12% A	.18%	.15%	.21%	.21%	.23%
Expenses net of all reductions	.12% A	.18%	.15%	.21%	.21%	.23%
Net investment income (loss)	.01% A	.01%	.01%	.05%	.18%	1.44%
Supplemental Data
Net assets, end of period (in millions)	$ 24,017	$ 21,579	$ 24,822	$ 29,687	$ 45,414	$ 54,931

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class II

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	- E	- E	.001	.015
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	- E	- E	- E	- E	.001	.015
Distributions from net investment income	- E	- E	- E	- E	(.001)	(.015)
Distributions from net realized gain	-	-	-	- E	-	-
Total distributions	- E	- E	- E	- E	(.001)	(.015)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.01%	.01%	.01%	.08%	1.55%
Ratios to Average Net Assets D
Expenses before reductions	.36% A	.36%	.36%	.36%	.36%	.38%
Expenses net of fee waivers, if any	.12% A	.18%	.15%	.25%	.31%	.38%
Expenses net of all reductions	.12% A	.18%	.15%	.25%	.31%	.38%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.07%	1.29%
Supplemental Data
Net assets, end of period (in millions)	$ 408	$ 642	$ 827	$ 807	$ 1,413	$ 1,936

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

Financial Highlights - Class III

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	- E	- E	- E	.014
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	- E	- E	- E	- E	- E	.014
Distributions from net investment income	- E	- E	- E	- E	- E	(.014)
Distributions from net realized gain	-	-	-	- E	-	-
Total distributions	- E	- E	- E	- E	- E	(.014)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.01%	.01%	.01%	.04%	1.44%
Ratios to Average Net Assets D
Expenses before reductions	.46% A	.46%	.46%	.46%	.46%	.49%
Expenses net of fee waivers, if any	.12% A	.18%	.15%	.25%	.35%	.48%
Expenses net of all reductions	.12% A	.18%	.15%	.25%	.35%	.48%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.03%	1.19%
Supplemental Data
Net assets, end of period (in millions)	$ 1,931	$ 1,709	$ 2,027	$ 2,050	$ 1,910	$ 3,031

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Select Class

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	- E	- E	.001	.016
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	- E	- E	- E	- E	.001	.016
Distributions from net investment income	- E	- E	- E	- E	(.001)	(.016)
Distributions from net realized gain	-	-	-	- E	-	-
Total distributions	- E	- E	- E	- E	(.001)	(.016)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.01%	.01%	.02%	.13%	1.65%
Ratios to Average Net Assets D
Expenses before reductions	.26% A	.26%	.26%	.26%	.26%	.28%
Expenses net of fee waivers, if any	.12% A	.18%	.15%	.24%	.25%	.28%
Expenses net of all reductions	.12% A	.18%	.15%	.24%	.25%	.28%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.13%	1.39%
Supplemental Data
Net assets, end of period (in millions)	$ 326	$ 669	$ 519	$ 360	$ 302	$ 612

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Prime Money Market Portfolio

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 9/30/13	% of fund's investments 3/31/13	% of fund's investments 9/30/12
1 - 7	34.3	36.9	41.0
8 - 30	20.2	22.7	13.6
31 - 60	10.3	11.2	11.6
61 - 90	12.2	9.0	8.4
91 - 180	18.3	9.5	21.7
> 180	4.7	10.7	3.7
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	9/30/13	3/31/13	9/30/12
Prime Money Market Portfolio	49 Days	58 Days	55 Days
All Taxable Money Markets Funds Average*	48 Days	49 Days	49 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	9/30/13	3/31/13	9/30/12
Prime Money Market Portfolio	89 Days	87 Days	80 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of September 30, 2013	As of March 31, 2013
Certificates of Deposit 32.1%	Certificates of Deposit 32.6%
Commercial Paper 7.3%	Commercial Paper 12.7%
Variable Rate Demand Notes (VRDNs) 2.4%	Variable Rate Demand Notes (VRDNs) 0.8%
Other Notes 1.0%	Other Notes 3.6%
Treasury Debt 19.2%	Treasury Debt 13.7%
Government Agency Debt 6.0%	Government Agency Debt 4.0%
Insurance Company Funding Agreements 0.0%	Insurance Company Funding Agreements 0.1%
Other Municipal Debt 0.5%	Other Municipal Debt 0.0%
Other Instruments 4.0%	Other Instruments 5.4%
Repurchase Agreements 27.4%	Repurchase Agreements 27.0%
Net Other Assets (Liabilities) 0.1%	Net Other Assets (Liabilities) 0.1%

* Source: iMoneyNet, Inc.

Semiannual Report

Prime Money Market Portfolio

Investment Changes (Unaudited) - continued

Current and Historical Seven-Day Yields
	9/30/13	6/30/13	3/31/13	12/31/12	9/30/12

Class I	0.01%	0.02%	0.04%	0.08%	0.10%

Class II	0.01%	0.01%	0.01%	0.01%	0.01%

Class III	0.01%	0.01%	0.01%	0.01%	0.01%

Class IV	0.01%	0.01%	0.01%	0.01%	0.01%

Select Class	0.01%	0.01%	0.01%	0.03%	0.05%

Institutional Class	0.05%	0.08%	0.10%	0.14%	0.16%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending September 30, 2013, the most recent period shown in the table, would have been -0.03% for Class I, -0.18% for Class II, -0.28% for Class III, -0.54% for Class IV, -0.08 for Select Class and 0.00% for Institutional Class.

Semiannual Report

Prime Money Market Portfolio

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 32.1%
	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 0.3%
Wells Fargo & Co.
3/28/14	0.20% (c)	$ 116,000	$ 116,000
London Branch, Eurodollar, Foreign Banks - 2.9%
Commonwealth Bank of Australia
12/9/13	0.17	157,000	157,000
National Australia Bank Ltd.
2/21/14 to 3/25/14	0.21 to 0.25 (c)	1,118,000	1,118,000
			1,275,000
New York Branch, Yankee Dollar, Foreign Banks - 28.9%
Bank of Montreal Chicago CD Program
10/3/13 to 6/13/14	0.17 to 0.23 (c)	1,430,000	1,430,000
Bank of Nova Scotia
10/11/13 to 3/10/14	0.19 to 0.30 (c)	1,902,000	1,902,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
11/12/13 to 1/10/14	0.25 to 0.26 (c)	2,151,000	2,151,000
Canadian Imperial Bank of Commerce
2/28/14 to 6/13/14	0.23 to 0.28 (c)	895,000	895,000
Credit Suisse
12/30/13 to 2/10/14	0.25 to 0.30 (c)	443,000	443,000
Lloyds TSB Bank PLC New York Branch
11/25/13	0.20	65,000	65,031
Mitsubishi UFJ Trust & Banking Corp.
2/21/14	0.32	50,000	50,000
Mizuho Corporate Bank Ltd.
10/3/13 to 1/31/14	0.25 to 0.27	1,232,000	1,232,000
Royal Bank of Canada
3/27/14 to 6/3/14	0.23 to 0.26 (c)	373,000	373,000
Skandinaviska Enskilda Banken
10/30/13	0.26	248,000	248,000
Sumitomo Mitsui Banking Corp.
10/1/13 to 3/17/14	0.12 to 0.32 (c)	2,188,000	2,188,000
Sumitomo Mitsui Trust Banking Ltd.
10/10/13 to 12/19/13	0.27 to 0.28	916,000	916,000
Svenska Handelsbanken, Inc.
12/5/13 to 12/11/13	0.17	158,000	158,001
Toronto-Dominion Bank
11/15/13 to 2/18/14	0.23 to 0.25 (c)	401,000	401,000
UBS AG
4/30/14	0.27 (c)	372,000	372,000
			12,824,032
TOTAL CERTIFICATE OF DEPOSIT (Cost $14,215,032)			14,215,032
Financial Company Commercial Paper - 6.7%
	Yield (a)	Principal Amount (000s)	Value (000s)

Barclays Bank PLC/Barclays U.S. CCP Funding LLC
10/8/13	0.26%	$ 57,000	$ 56,997
Barclays U.S. Funding Corp.
10/2/13	0.23	431,000	430,997
Commonwealth Bank of Australia
10/8/13	0.18 to 0.19	175,000	174,994
Credit Suisse
4/1/14 to 4/7/14	0.28	233,000	232,667
DNB Bank ASA
1/13/14 to 1/21/14	0.22	308,000	307,799
General Electric Capital Corp.
2/4/14	0.23	140,000	139,887
JPMorgan Chase & Co.
2/3/14 to 3/7/14	0.28 (c)	574,000	574,000
Nationwide Building Society
12/10/13 to 1/3/14	0.23	70,000	69,963
Oversea-Chinese Banking Corp. Ltd.
10/2/13 to 1/9/14	0.19 to 0.23	439,500	439,372
Skandinaviska Enskilda Banken AB
10/24/13 to 10/28/13	0.26	339,000	338,940
Svenska Handelsbanken, Inc.
11/1/13	0.24	117,500	117,476
United Overseas Bank Ltd.
10/7/13	0.21	100,000	99,997
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $2,983,089)			2,983,089
Other Commercial Paper - 0.6%

Credit Suisse
12/5/13 (Cost $258,000)	0.28 (c)	258,000	258,000
Treasury Debt - 19.2%

U.S. Treasury Obligations - 19.2%
U.S. Treasury Notes
11/15/13 to 9/15/14 (Cost $8,507,251)	0.07 to 0.21	8,481,000	8,507,251
Other Note - 1.0%

Medium-Term Notes - 1.0%
Svenska Handelsbanken AB
3/14/14 to 3/27/14 (Cost $432,000)	0.27 to 0.29 (b)(c)	432,000	432,000
Variable Rate Demand Note - 2.4%
	Yield (a)	Principal Amount (000s)	Value (000s)
California - 0.6%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2008 E1, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN
10/7/13	0.05% (c)	$ 35,760	$ 35,760
California Gen. Oblig. Series 2003 B2, LOC JPMorgan Chase Bank, LOC California Pub. Employees Retirement Sys., VRDN
10/7/13	0.07 (c)	74,500	74,500
California Gen. Oblig. Series 2005 B2, LOC JPMorgan Chase Bank, VRDN
10/7/13	0.07 (c)	67,830	67,830
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2010 B, LOC JPMorgan Chase Bank, VRDN
10/7/13	0.05 (c)	56,005	56,005
Torrance Gen. Oblig. Rev. Series 2010 C, LOC JPMorgan Chase Bank, VRDN
10/7/13	0.05 (c)	29,940	29,940
			264,035
Colorado - 0.0%
Colorado Univ. Co. Hosp. Auth. Rev. Series 2004 A, LOC JPMorgan Chase Bank, VRDN
10/7/13	0.07 (c)	22,310	22,310
Delaware - 0.1%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
10/7/13	0.19 (c)	37,000	37,000
District Of Columbia - 0.1%
District of Columbia Univ. Rev. (American Univ. Proj.) Series 2006 A, LOC JPMorgan Chase Bank, VRDN
10/7/13	0.07 (c)	34,800	34,800
Florida - 0.4%
Florida Timber Fin. III LLC Taxable, LOC Wells Fargo Bank NA, VRDN
10/7/13	0.19 (c)	25,155	25,155
North Broward Hosp. District Rev. Series 2005 A, LOC Wells Fargo Bank NA, VRDN
10/7/13	0.06 (c)	21,470	21,470
10/7/13	0.06 (c)	50,330	50,330
Orlando & Orange County Expressway Auth. Rev. Series 2003 D, LOC Barclays Bank PLC, VRDN
10/7/13	0.07 (c)	63,810	63,810
Sunshine State Govt. Fing. Commission Rev. (Miami-Dade County Prog.) Series 2010 A, LOC JPMorgan Chase Bank, VRDN
10/7/13	0.07 (c)	28,400	28,400
			189,165
Illinois - 0.0%
Illinois Health Facilities Auth. Rev. (Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, LOC JPMorgan Chase Bank, VRDN
10/7/13	0.07 (c)	25,000	25,000

	Yield (a)	Principal Amount (000s)	Value (000s)
Indiana - 0.0%
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002 A, LOC JPMorgan Chase Bank, VRDN
10/7/13	0.10% (c)(d)	$ 25,000	$ 25,000
Maryland - 0.0%
Maryland Gen. Oblig. Participating VRDN Series Putters 4294, (Liquidity Facility JPMorgan Chase & Co.)
10/7/13	0.08 (c)(e)	20,430	20,430
Massachusetts - 0.1%
Massachusetts Health & Edl. Facilities Auth. Rev. (Bentley College Proj.) Series K, LOC JPMorgan Chase Bank, VRDN
10/7/13	0.05 (c)	27,300	27,300
Michigan - 0.1%
Michigan Bldg. Auth. Rev. Series 2011 IIB, LOC JPMorgan Chase Bank, VRDN
10/7/13	0.06 (c)	34,790	34,790
New Jersey - 0.1%
South Jersey Trans. Auth. Trans. Sys. Rev. Series 2009 A3, LOC Wells Fargo Bank NA, VRDN
10/7/13	0.06 (c)	27,085	27,085
New Jersey/Pennsylvania - 0.0%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2010 A, LOC Royal Bank of Canada, VRDN
10/7/13	0.06 (c)	21,300	21,300
New York - 0.4%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2012 C, LOC Barclays Bank PLC, VRDN
10/7/13	0.07 (c)	20,900	20,900
New York City Gen. Oblig. Series 1995 B9, LOC JPMorgan Chase Bank, VRDN
10/7/13	0.05 (c)	24,650	24,650
New York City Gen. Oblig. Series 2004 H2 LOC Bank of New York, New York, VRDN
10/7/13	0.07 (c)	50,000	50,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2000 C, (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN
10/7/13	0.08 (c)	25,600	25,600
New York Metropolitan Trans. Auth. Rev. Series 2002 G1, LOC Bank of Nova Scotia, VRDN
10/7/13	0.07 (c)	41,025	41,025
			162,175
Ohio - 0.1%
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 B, LOC Wells Fargo Bank NA, VRDN
10/7/13	0.07 (c)	43,500	43,500
Pennsylvania - 0.0%
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Pennsylvania Health Sys. Proj.) Series 2008 A, LOC Bank of America NA, VRDN
10/7/13	0.07 (c)	20,905	20,905
Rhode Island - 0.1%
Narragansett Bay Commission Wastewtr. Sys. Rev. Series 2008 A, LOC U.S. Bank NA, Cincinnati, VRDN
10/7/13	0.07 (c)	32,000	32,000
Variable Rate Demand Note - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
South Carolina - 0.1%
Greenville Hosp. Sys. Facilities Rev. Series 2008 B, LOC U.S. Bank NA, Cincinnati, VRDN
10/7/13	0.06% (c)	$ 28,695	$ 28,695
Texas - 0.1%
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 C1, LOC PNC Bank NA, VRDN
10/7/13	0.07 (c)	25,000	25,000
Virginia - 0.1%
Loudoun County Indl. Dev. Auth. (Howard Hughes Med. Institute Proj.) Series 2003 F, VRDN
10/7/13	0.07 (c)	26,050	26,050
Washington - 0.0%
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series E, LOC JPMorgan Chase Bank, VRDN
10/7/13	0.10 (c)(d)	20,000	20,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $1,086,540)			1,086,540
Government Agency Debt - 6.0%

Federal Agencies - 6.0%
Fannie Mae
12/18/13 to 9/11/14	0.14 to 0.17 (c)	445,000	444,995
Federal Home Loan Bank
12/6/13 to 11/14/14	0.13 to 0.17 (c)	1,012,000	1,011,819
Freddie Mac
12/23/13 to 7/17/15	0.14 to 0.17 (c)	1,209,000	1,208,850
TOTAL GOVERNMENT AGENCY DEBT (Cost $2,665,664)			2,665,664
Other Instrument - 4.0%

Foreign Government & Government Agency Obligations - 1.4%
International Bank for Reconstruction & Development
10/15/13 to 10/23/13	0.08	607,000	606,977
Time Deposits - 2.6%
DNB Bank ASA
10/1/13	0.01	300,000	300,000
Nordea Bank AB
10/1/13	0.01	675,000	675,000
Svenska Handelsbanken AB
10/1/13	0.01	173,000	173,000
			1,148,000
TOTAL OTHER INSTRUMENT (Cost $1,754,977)			1,754,977
Other Municipal Debt - 0.5%
	Principal Amount (000s)	Value (000s)
Texas - 0.5%
Texas Gen. Oblig. TRAN Series 2013, 0.1909% to 0.1959% 8/28/14 (Cost $204,392)	$ 201,100	$ 204,392
Government Agency Repurchase Agreement - 19.7%
	Maturity Amount (000s)
In a joint trading account at:
0.05% dated 9/30/13 due 10/1/13 (Collateralized by U.S. Government Obligations) #	$ 356,833	356,833
0.06% dated 9/30/13 due 10/1/13 (Collateralized by U.S. Government Obligations) #	7,430,995	7,430,982
With Merrill Lynch, Pierce, Fenner & Smith at 0.1%, dated:
8/8/13 due 10/7/13 (Collateralized by U.S. Government Obligations valued at $438,750,463, 2.25% - 6%, 5/1/26 - 6/1/43)	430,156	430,083
8/9/13 due 10/7/13 (Collateralized by U.S. Government Obligations valued at $536,305,185, 1.36% - 5%, 8/1/23 - 12/1/44)	525,801	525,712
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $8,743,610)		8,743,610
Treasury Repurchase Agreement - 2.2%

With Federal Reserve Bank of New York at 0.01%, dated 9/30/13 due 10/1/13 (Collateralized by U.S. Treasury Obligations valued at $1,000,000,352, 2.13%, 8/15/21) (Cost $1,000,000)	1,000,000	1,000,000
Other Repurchase Agreement - 5.5%

Other Repurchase Agreement - 5.5%
With:
Credit Suisse Securities (U.S.A.) LLC at:
0.13%, dated 9/30/13 due 10/1/13 (Collateralized by Equity Securities valued at $114,483,621)	106,000	106,000
0.2%, dated 9/25/13 due 10/2/13 (Collateralized by U.S. Government Obligations valued at $55,621,914, 0.3% - 20.34%, 6/25/26 - 1/20/60)	54,002	54,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Credit Suisse Securities (U.S.A.) LLC at:
0.31%, dated 9/30/13 due 10/1/13 (Collateralized by Corporate Obligations valued at $17,281,688, 10%, 12/15/18)	$ 16,000	$ 16,000
0.67%, dated:
7/2/13 due 10/1/13 (Collateralized by Corporate Obligations valued at $44,355,587, 0.2% - 8.85%, 10/22/13 - 1/25/47)	41,069	41,000
7/9/13 due 10/7/13 (Collateralized by Corporate Obligations valued at $90,862,145, 0% - 6.25%, 6/11/17 - 11/3/51)	84,141	84,000
7/15/13 due 10/15/13 (Collateralized by Mortgage Loan Obligations valued at $88,687,011, 0% - 8.29%, 4/15/19 - 11/3/51)	82,140	82,000
7/18/13 due 10/17/13 (Collateralized by Corporate Obligations valued at $87,600,671, 0.24% - 7.67%, 6/11/17 - 12/25/59)	81,137	81,000
0.72%, dated 5/2/13 due 11/4/13 (Collateralized by Corporate Obligations valued at $92,077,735, 0.14% - 8.4%, 3/15/19 - 11/3/51)	85,316	85,000
0.75%, dated 7/25/13 due 1/21/14 (Collateralized by Mortgage Loan Obligations valued at $17,304,122, 0.32% - 15.23%, 9/25/35 - 11/3/51)	16,060	16,000
0.77%, dated 5/16/13 due 11/12/13 (Collateralized by Mortgage Loan Obligations valued at $211,217,335, 0% - 7.94%, 4/15/19 - 11/3/51)	195,751	195,000
J.P. Morgan Clearing Corp. at:
0.6%, dated 4/17/13 due 11/1/13 (Collateralized by Equity Securities valued at $93,738,452)	86,284	86,000
0.61%, dated 8/9/13 due 12/9/13 (Collateralized by Corporate Obligations valued at $91,387,510, 0.75%, 1/15/15)	84,174	84,000
0.65%, dated:
5/10/13 due 12/30/13 (Collateralized by Corporate Obligations valued at $98,082,496, 0.75% - 5.5%, 1/15/15 - 10/15/38)	90,392	90,000

	Maturity Amount (000s)	Value (000s)
8/19/13 due 1/16/14 (Collateralized by Corporate Obligations valued at $91,376,189, 1.88% - 7%, 3/15/15 - 12/31/39)	$ 84,228	$ 84,000
J.P. Morgan Securities, Inc. at:
0.11%, dated 9/30/13 due 10/1/13 (Collateralized by U.S. Government Obligations valued at $20,600,216, 5.5% - 8%, 2/15/28 - 3/15/42)	20,000	20,000
0.21%, dated 9/25/13 due 10/2/13 (Collateralized by U.S. Government Obligations valued at $35,023,441, 0%, 7/25/42)	34,001	34,000
0.61%, dated 7/16/13 due 11/13/13 (Collateralized by Mortgage Loan Obligations valued at $87,592,919, 0.48% - 7.62%, 4/15/17 - 6/13/50)	81,165	81,000
0.65%, dated:
5/10/13 due 12/30/13 (Collateralized by Mortgage Loan Obligations valued at $579,292,401, 0% - 29.54%, 12/1/28 - 2/15/51)	537,328	535,000
5/31/13 due 12/30/13 (Collateralized by Mortgage Loan Obligations valued at $297,654,689, 0.3% - 5.53%, 7/20/35 - 8/25/47)	276,197	275,000
6/7/13 due 12/30/13 (Collateralized by Mortgage Loan Obligations valued at $156,927,754, 0.18% - 7%, 8/25/34 - 4/15/49)	145,641	145,000
7/19/13 due 12/30/13 (Collateralized by Mortgage Loan Obligations valued at $210,877,666, 0.34% - 0.4%, 5/19/35 - 12/25/46)	195,947	195,000
RBC Capital Markets Co. at 0.31%, dated 9/24/13 due 10/7/13 (Collateralized by U.S. Government Obligations valued at $57,131,881, 3.5% - 6.47%, 12/15/31 - 8/20/43)	55,043	55,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $2,444,000)		2,444,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $44,294,555)		44,294,555
NET OTHER ASSETS (LIABILITIES) - 0.1%		30,802
NET ASSETS - 100%		$ 44,325,357
Security Type Abbreviations
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $432,000,000 or 1.0% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$356,833,000 due 10/01/13 at 0.05%
BNP Paribas Securities Corp.	$ 26,429
Goldman, Sachs & Co.	47,194
Merrill Lynch, Pierce, Fenner & Smith, Inc.	127,423
Societe Generale	94,388
Wells Fargo Securities LLC	61,399
$ 356,833
$7,430,982,000 due 10/01/13 at 0.06%
BNP Paribas Securities Corp.	$ 1,290,481
Bank of America NA	1,516,770
Citibank NA	455,159
Credit Agricole CIB New York Branch	1,151,977
Deutsche Bank Securities, Inc.	96,766
Goldman, Sachs & Co.	255,995
HSBC Securities (USA), Inc.	90,366
ING Financial Markets LLC	406,008
J.P. Morgan Securities, Inc.	127,997
Merrill Lynch, Pierce, Fenner & Smith, Inc.	89,358
Morgan Stanley & Co., Inc.	913,645
RBC Capital Markets Corp.	511,990
RBS Securities, Inc.	51,199
Societe Generale	19,456
UBS Securities LLC	114,686
Wells Fargo Securities LLC	339,129
$ 7,430,982
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Prime Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts) September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $12,187,610) - See accompanying schedule: Unaffiliated issuers (cost $44,294,555)		$ 44,294,555
Receivable for fund shares sold		427
Interest receivable		38,364
Receivable from investment adviser for expense reductions		1,148
Other receivables		268
Total assets		44,334,762

Liabilities
Payable for fund shares redeemed	$ 1,695
Distributions payable	515
Accrued management fee	5,156
Transfer agent fee payable	1,280
Other affiliated payables	150
Other payables and accrued expenses	609
Total liabilities		9,405

Net Assets		$ 44,325,357
Net Assets consist of:
Paid in capital		$ 44,325,123
Distributions in excess of net investment income		(7)
Accumulated undistributed net realized gain (loss) on investments		241
Net Assets		$ 44,325,357

Class I: Net Asset Value, offering price and redemption price per share ($7,696,007 ÷ 7,694,117 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($484,848 ÷ 484,697 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($2,207,343 ÷ 2,207,116 shares)		$ 1.00

Class IV: Net Asset Value, offering price and redemption price per share ($36,499 ÷ 36,491 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($1,950,739 ÷ 1,950,241 shares)		$ 1.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($31,949,921 ÷ 31,941,919 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Six months ended September 30, 2013 (Unaudited)

Investment Income
Interest		$ 50,454

Expenses
Management fee	$ 32,392
Transfer agent fees	9,022
Distribution and service plan fees	3,678
Accounting fees and expenses	919
Custodian fees and expenses	195
Independent trustees' compensation	88
Registration fees	70
Audit	33
Legal	44
Miscellaneous	174
Total expenses before reductions	46,615
Expense reductions	(10,031)	36,584
Net investment income (loss)		13,870
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		179
Net increase in net assets resulting from operations		$ 14,049

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Prime Money Market Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,870	$ 66,364
Net realized gain (loss)	179	1,312
Net increase in net assets resulting from operations	14,049	67,676
Distributions to shareholders from net investment income	(13,872)	(66,369)
Share transactions - net increase (decrease)	(724,422)	(8,176,731)
Total increase (decrease) in net assets	(724,245)	(8,175,424)

Net Assets
Beginning of period	45,049,602	53,225,026
End of period (including distributions in excess of net investment income of $7 and distributions in excess of net investment income of $5, respectively)	$ 44,325,357	$ 45,049,602

Financial Highlights - Class I

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	.001	.001	.002	.003	.022
Distributions from net investment income	- E	(.001)	(.001)	(.002)	(.003)	(.022)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.09%	.10%	.19%	.33%	2.23%
Ratios to Average Net Assets D
Expenses before reductions	.21% A	.21%	.21%	.21%	.22%	.23%
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.21%	.22%
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.21%	.22%
Net investment income (loss)	.02% A	.09%	.10%	.19%	.29%	2.14%
Supplemental Data
Net assets, end of period (in millions)	$ 7,696	$ 10,332	$ 15,149	$ 21,761	$ 30,823	$ 11,953

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class II

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	- E	- E	.002	.021
Distributions from net investment income	- E	- E	- E	- E	(.002)	(.021)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.01%	.01%	.04%	.19%	2.08%
Ratios to Average Net Assets D
Expenses before reductions	.36% A	.36%	.36%	.36%	.37%	.38%
Expenses net of fee waivers, if any	.21% A	.28%	.29%	.35%	.35%	.37%
Expenses net of all reductions	.21% A	.28%	.29%	.35%	.35%	.37%
Net investment income (loss)	.01% A	.01%	.01%	.04%	.14%	1.99%
Supplemental Data
Net assets, end of period (in millions)	$ 485	$ 487	$ 828	$ 776	$ 959	$ 1,475

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

Financial Highlights - Class III

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	- E	- E	.001	.020
Distributions from net investment income	- E	- E	- E	- E	(.001)	(.020)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.01%	.01%	.01%	.13%	1.98%
Ratios to Average Net Assets D
Expenses before reductions	.46% A	.46%	.46%	.46%	.47%	.48%
Expenses net of fee waivers, if any	.21% A	.28%	.29%	.38%	.42%	.47%
Expenses net of all reductions	.21% A	.28%	.29%	.38%	.42%	.47%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.07%	1.89%
Supplemental Data
Net assets, end of period (in millions)	$ 2,207	$ 1,790	$ 1,543	$ 2,732	$ 2,851	$ 3,539

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class IV

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	- F	- F	.017
Distributions from net investment income	- F	- F	- F	- F	- F	(.017)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.01%	.01%	.01%	.04%	1.72%
Ratios to Average Net Assets E
Expenses before reductions	.71% A	.71%	.71%	.71%	.72%	.73%
Expenses net of fee waivers, if any	.21% A	.29%	.29%	.38%	.49%	.72%
Expenses net of all reductions	.21% A	.29%	.29%	.38%	.49%	.72%
Net investment income (loss)	.01% A	-% D	.01%	.01%	-% D	1.64%
Supplemental Data
Net assets, end of period (in millions)	$ 36	$ 37	$ 65	$ 190	$ 272	$ 67

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

Financial Highlights - Select Class

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	.001	.001	.003	.022
Distributions from net investment income	- E	- E	(.001)	(.001)	(.003)	(.022)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.05%	.05%	.14%	.28%	2.18%
Ratios to Average Net Assets D
Expenses before reductions	.26% A	.26%	.26%	.26%	.27%	.28%
Expenses net of fee waivers, if any	.21% A	.25%	.25%	.25%	.26%	.27%
Expenses net of all reductions	.21% A	.25%	.25%	.25%	.26%	.27%
Net investment income (loss)	.01% A	.05%	.05%	.14%	.24%	2.09%
Supplemental Data
Net assets, end of period (in millions)	$ 1,951	$ 1,724	$ 1,207	$ 1,272	$ 752	$ 600

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	.002	.002	.003	.004	.023
Distributions from net investment income	- E	(.002)	(.002)	(.003)	(.004)	(.023)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.04%	.15%	.16%	.25%	.39%	2.29%
Ratios to Average Net Assets D
Expenses before reductions	.18% A	.18%	.18%	.18%	.19%	.20%
Expenses net of fee waivers, if any	.14% A	.14%	.14%	.14%	.15%	.16%
Expenses net of all reductions	.14% A	.14%	.14%	.14%	.15%	.16%
Net investment income (loss)	.08% A	.15%	.16%	.25%	.35%	2.20%
Supplemental Data
Net assets, end of period (in millions)	$ 31,950	$ 30,681	$ 34,433	$ 44,113	$ 37,092	$ 12,523

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Money Market Portfolio

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 9/30/13	% of fund's investments 3/31/13	% of fund's investments 9/30/12
1 - 7	33.9	33.7	39.2
8 - 30	18.9	27.1	17.6
31 - 60	13.8	11.7	10.7
61 - 90	16.6	11.3	7.5
91 - 180	12.2	11.1	18.8
> 180	4.6	5.1	6.2
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	9/30/13	3/31/13	9/30/12
Money Market Portfolio	51 Days	47 Days	58 Days
All Taxable Money Market Funds Average*	48 Days	49 Days	49 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	9/30/13	3/31/13	9/30/12
Money Market Portfolio	85 Days	74 Days	82 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of September 30, 2013	As of March 31, 2013
Certificates of Deposit 43.6%	Certificates of Deposit 36.9%
Commercial Paper 13.2%	Commercial Paper 21.6%
Variable Rate Demand Notes (VRDNs) 0.2%	Variable Rate Demand Notes (VRDNs) 0.2%
Other Notes 2.8%	Other Notes 3.6%
Treasury Debt 7.1%	Treasury Debt 10.6%
Government Agency Debt 5.8%	Government Agency Debt 3.0%
Insurance Company Funding Agreements 0.0%	Insurance Company Funding Agreements 0.1%
Other Municipal Debt 0.5%	Other Municipal Debt 0.0%
Other Instruments 3.2%	Other Instruments 2.4%
Repurchase Agreements 23.8%	Repurchase Agreements 22.3%
Net Other Assets (Liabilities)** (0.2)%	Net Other Assets (Liabilities)** (0.7)%

* Source: iMoneyNet, Inc.

** Net Other Assets (Liabilities) are not included in the pie chart.

Semiannual Report

Money Market Portfolio

Investment Changes (Unaudited) - continued

Current and Historical Seven-Day Yields
	9/30/13	6/30/13	3/31/13	12/31/12	9/30/12

Class I	0.04%	0.08%	0.10%	0.14%	0.16%

Class II	0.01%	0.01%	0.01%	0.01%	0.01%

Class III	0.01%	0.01%	0.01%	0.01%	0.01%

Select Class	0.01%	0.03%	0.05%	0.09%	0.11%

Class F	0.08%	0.12%	0.14%	0.18%	0.20%

Institutional Class	0.08%	0.12%	0.14%	0.18%	0.20%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending September 30, 2013, the most recent period shown in the table, would have been 0.01% for Class I, -0.15% for Class II, -0.25% for Class III, -0.04% for Select Class, 0.07% for Class F and 0.04% for Institutional Class.

Semiannual Report

Money Market Portfolio

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 43.6%
	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 5.3%
Citibank NA
11/25/13 to 2/5/14	0.31 to 0.32%	$ 3,286,000	$ 3,286,000
RBS Citizens NA
10/2/13	0.20	320,000	320,000
Wells Fargo & Co.
3/12/14	0.20 (c)	163,000	163,000
			3,769,000
London Branch, Eurodollar, Foreign Banks - 4.6%
Commonwealth Bank of Australia
12/9/13 to 12/19/13	0.17	475,000	475,000
Credit Agricole SA
11/1/13	0.19	440,000	440,000
HSBC Bank PLC
11/5/13 to 12/9/13	0.23 to 0.32	478,000	478,000
National Australia Bank Ltd.
10/7/13 to 3/25/14	0.21 to 0.25 (c)	1,879,000	1,879,000
			3,272,000
New York Branch, Yankee Dollar, Foreign Banks - 33.7%
Bank of Montreal Chicago CD Program
10/3/13 to 6/13/14	0.17 to 0.23 (c)	1,864,000	1,864,000
Bank of Nova Scotia
10/11/13 to 3/10/14	0.17 to 0.30 (c)	3,453,000	3,453,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
11/12/13 to 1/10/14	0.25 to 0.26 (c)	3,206,000	3,206,000
BNP Paribas New York Branch
12/11/13	0.21	150,000	150,000
Canadian Imperial Bank of Commerce
2/28/14 to 6/13/14	0.23 to 0.28 (c)	1,207,000	1,207,000
Credit Agricole CIB
11/1/13	0.19	504,000	504,000
Credit Industriel et Commercial
10/1/13 to 10/3/13	0.15	933,000	933,000
Credit Suisse
12/30/13 to 2/10/14	0.25 to 0.30 (c)	616,000	616,000
Deutsche Bank AG New York Branch
12/27/13	0.21	238,000	238,000
Fortis Bank New York Branch
12/18/13	0.21	297,000	297,000
Lloyds TSB Bank PLC New York Branch
11/25/13	0.20	105,000	105,050
Mitsubishi UFJ Trust & Banking Corp.
2/21/14	0.32	73,000	73,000
Mizuho Corporate Bank Ltd.
10/3/13 to 1/31/14	0.25 to 0.27	2,137,000	2,137,000

	Yield (a)	Principal Amount (000s)	Value (000s)
Natexis Banques Populaires New York Branch
10/1/13 to 11/1/13	0.14 to 0.21%	$ 2,296,000	$ 2,296,000
Royal Bank of Canada
4/15/14 to 6/3/14	0.23 to 0.26 (c)	383,000	383,000
Sumitomo Mitsui Banking Corp.
10/1/13 to 3/17/14	0.12 to 0.32 (c)	3,090,000	3,090,000
Sumitomo Mitsui Trust Banking Ltd.
10/4/13 to 12/19/13	0.27 to 0.28	1,648,000	1,648,000
Svenska Handelsbanken, Inc.
12/5/13 to 12/23/13	0.17 to 0.20	418,000	418,004
Toronto-Dominion Bank
11/15/13 to 2/18/14	0.23 to 0.25 (c)	549,500	549,500
UBS AG
4/30/14	0.27 (c)	595,000	595,000
			23,762,554
TOTAL CERTIFICATE OF DEPOSIT (Cost $30,803,554)			30,803,554
Financial Company Commercial Paper - 10.3%

Barclays Bank PLC/Barclays U.S. CCP Funding LLC
10/8/13	0.26	84,000	83,996
Barclays U.S. Funding Corp.
10/2/13	0.23	645,000	644,996
BNP Paribas Finance, Inc.
12/2/13 to 12/6/13	0.22 to 0.24	588,000	587,760
Commonwealth Bank of Australia
10/8/13 to 12/20/13	0.18 to 0.25	215,000	214,974
Credit Agricole North America
11/1/13	0.19	75,000	74,988
Credit Suisse
4/1/14 to 4/7/14	0.28	372,000	371,468
DNB Bank ASA
1/13/14 to 1/21/14	0.22	498,000	497,675
General Electric Capital Corp.
12/17/13 to 12/23/13	0.22	454,000	453,781
JPMorgan Chase & Co.
10/3/13 to 3/7/14	0.28 to 0.32 (c)	1,838,000	1,837,789
Nationwide Building Society
11/12/13 to 1/3/14	0.23	317,000	316,880
Skandinaviska Enskilda Banken AB
10/24/13 to 10/30/13	0.26	859,000	858,837
Swedbank AB
2/5/14 to 2/14/14	0.24	495,000	494,564
Financial Company Commercial Paper - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
Toronto Dominion Holdings (U.S.A.)
11/18/13 to 2/18/14	0.17 to 0.25%	$ 406,000	$ 405,851
UBS Finance, Inc.
10/16/13	0.33	441,000	440,939
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $7,284,498)			7,284,498
Asset Backed Commercial Paper - 1.4%

Ciesco LP (Citibank NA Guaranteed)
12/16/13	0.29	129,000	128,921
2/3/14	0.31	152,000	151,836
Govco, Inc. (Liquidity Facility Citibank NA)
10/9/13	0.30	32,000	31,998
10/9/13	0.30	24,000	23,998
11/1/13	0.30	23,000	22,994
11/4/13	0.30	122,000	121,965
11/5/13	0.30	32,000	31,991
11/14/13	0.30	32,000	31,988
11/15/13	0.30	65,000	64,976
12/12/13	0.29	81,000	80,953
12/19/13	0.28	89,000	88,945
12/26/13	0.28	50,000	49,967
12/26/13	0.28	50,000	49,967
Sheffield Receivables Corp. (Barclays Bank PLC Guaranteed)
10/7/13	0.21	79,500	79,497
TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $959,996)			959,996
Other Commercial Paper - 1.5%

BPCE SA
11/6/13 to 11/12/13	0.20	399,000	398,913
Credit Suisse
12/5/13	0.28 (c)	361,000	361,000
PNC Bank NA
4/17/14	0.27	78,000	78,000
Toyota Motor Credit Corp.
3/12/14	0.21 (c)	245,000	245,000
TOTAL OTHER COMMERCIAL PAPER (Cost $1,082,913)			1,082,913
Treasury Debt - 7.1%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 7.1%
U.S. Treasury Bills
12/26/13 to 8/21/14	0.10 to 0.16%	$ 762,150	$ 761,365
U.S. Treasury Notes
11/15/13 to 9/30/14	0.10 to 0.21	4,195,000	4,219,851
TOTAL TREASURY DEBT (Cost $4,981,216)			4,981,216
Other Note - 2.8%

Bank Notes - 1.9%
Bank of America NA
10/10/13 to 11/25/13	0.22 to 0.24	1,391,000	1,391,000
Medium-Term Notes - 0.9%
Svenska Handelsbanken AB
3/14/14 to 3/27/14	0.27 to 0.29 (b)(c)	618,000	618,000
TOTAL OTHER NOTE (Cost $2,009,000)			2,009,000
Variable Rate Demand Note - 0.2%

Delaware - 0.1%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
10/7/13	0.19 (c)	67,000	67,000
Wisconsin - 0.1%
Wisconsin Health & Edl. Facilities Auth. Rev. (Aurora Health Care, Inc. Proj.) Series 1999 C, LOC JPMorgan Chase Bank, VRDN
10/7/13	0.05 (c)	40,000	40,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $107,000)			107,000
Government Agency Debt - 5.8%

Federal Agencies - 5.8%
Fannie Mae
9/11/14	0.16 (c)	422,000	421,922
Federal Home Loan Bank
11/20/13 to 7/25/14	0.08 to 0.23 (c)	2,181,000	2,180,865
Freddie Mac
2/28/14 to 7/17/15	0.17 to 0.21 (c)	1,464,000	1,463,761
TOTAL GOVERNMENT AGENCY DEBT (Cost $4,066,548)			4,066,548
Other Instrument - 3.2%
	Yield (a)	Principal Amount (000s)	Value (000s)
Time Deposits - 3.2%
DNB Bank ASA
10/1/13	0.10%	$ 800,000	$ 800,000
ING Bank NV
10/1/13	0.14	438,000	438,000
Skandinaviska Enskilda Banken AB
10/1/13	0.06	782,000	782,000
Svenska Handelsbanken AB
10/1/13	0.01	276,000	276,000
TOTAL OTHER INSTRUMENT (Cost $2,296,000)			2,296,000
Other Municipal Debt - 0.5%

Texas - 0.5%
Texas Gen. Oblig. TRAN Series 2013, 0.1909% to 0.1959% 8/28/14 (Cost $321,478)	316,300	321,478
Government Agency Repurchase Agreement - 15.0%
	Maturity Amount (000s)
In a joint trading account at:
0.05% dated 9/30/13 due 10/1/13 (Collateralized by U.S. Government Obligations) #	$ 23,108	23,108
0.06% dated 9/30/13 due 10/1/13 (Collateralized by U.S. Government Obligations) #	10,589,765	10,589,746
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $10,612,854)		10,612,854
Treasury Repurchase Agreement - 1.4%

With Federal Reserve Bank of New York at 0.01%, dated 9/30/13 due 10/1/13 (Collateralized by U.S. Treasury Obligations valued at $1,000,000,352, 2.13%, 8/15/21) (Cost $1,000,000)	1,000,000	1,000,000
Other Repurchase Agreement - 7.4%

Other Repurchase Agreement - 7.4%
With:
BNP Paribas Securities Corp. at:
0.26%, dated 9/30/13 due 10/1/13 (Collateralized by U.S. Government Obligations valued at $270,391,430, 0% - 6.47%, 11/1/31 - 9/15/43)	263,002	263,000

	Maturity Amount (000s)	Value (000s)
0.27%, dated 9/9/13 due 10/7/13 (Collateralized by Corporate Obligations valued at $86,267,761, 0.47% - 8.2%, 5/16/14 - 9/15/43)	$ 82,019	$ 82,000
0.47%, dated 9/4/13 due 10/7/13 (Collateralized by Corporate Obligations valued at $17,240,469, 0.47% - 11.25%, 10/15/14 - 2/15/41)	16,007	16,000
Citigroup Global Markets, Inc. at:
0.41%, dated 9/30/13 due 10/1/13 (Collateralized by Corporate Obligations valued at $27,001,522, 2.38% - 7.88%, 5/15/14 - 9/1/42)	25,000	25,000
0.82%, dated 9/27/13 due 11/26/13 (Collateralized by Corporate Obligations valued at $34,563,613, 1.5% - 9%, 5/15/14 - 11/1/30)	32,044	32,000
0.83%, dated 8/20/13 due 10/18/13 (Collateralized by Corporate Obligations valued at $104,861,563, 1% - 3.94%, 10/15/15 - 2/1/19)	97,132	97,000
1.01%, dated 7/26/13 due 1/3/14 (Collateralized by Corporate Obligations valued at $106,038,950, 0% - 34.61%, 11/12/14 - 4/7/52)	98,495	98,000
Credit Suisse Securities (U.S.A.) LLC at:
0.2%, dated 9/25/13 due 10/2/13 (Collateralized by U.S. Government Obligations valued at $89,613,016, 0.79% - 4%, 4/25/22 - 8/25/43)	87,003	87,000
0.66%, dated 7/22/13 due 10/22/13 (Collateralized by Corporate Obligations valued at $84,352,454, 0.2% - 7.83%, 8/15/18 - 11/3/51)	78,132	78,000
0.67%, dated:
7/2/13 due 10/1/13 (Collateralized by Corporate Obligations valued at $65,988,360, 0.27% - 7.58%, 10/22/13 - 11/3/51)	61,103	61,000
7/9/13 due 10/7/13 (Collateralized by Corporate Obligations valued at $131,963,539, 0% - 8.85%, 6/11/17 - 8/25/47)	122,204	122,000
7/15/13 due 10/15/13 (Collateralized by Corporate Obligations valued at $133,030,430, 0.25% - 7.51%, 8/15/18 - 10/25/47)	123,211	123,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Credit Suisse Securities (U.S.A.) LLC at:
0.67%, dated:
7/18/13 due 10/17/13 (Collateralized by Mortgage Loan Obligations valued at $134,105,273, 0.28% - 7.67%, 6/11/17 - 11/3/51)	$ 124,210	$ 124,000
0.72%, dated 5/2/13 due 11/4/13 (Collateralized by Corporate Obligations valued at $135,407,941, 0.29% - 7.51%, 8/15/18 - 11/3/51)	125,465	125,000
0.75%, dated 7/25/13 due 1/21/14 (Collateralized by Corporate Obligations valued at $27,042,383, 0.25% - 7.2%, 11/15/18 - 11/3/51)	25,094	25,000
0.76%, dated 6/10/13 due 12/6/13 (Collateralized by Corporate Obligations valued at $133,154,227, 0.24% - 7.67%, 10/22/13 - 11/3/51)	123,465	123,000
0.77%, dated 5/16/13 due 11/12/13 (Collateralized by Corporate Obligations valued at $308,702,027, 0.24% - 8.39%, 10/22/13 - 12/18/49)	286,097	285,000
HSBC Securities, Inc. at 0.16%, dated 9/30/13 due 10/1/13 (Collateralized by Corporate Obligations valued at $210,004,881, 1.95% - 10.2%, 7/8/14 - 12/31/49)	200,001	200,000
J.P. Morgan Clearing Corp. at:
0.5%, dated 9/16/13 due 12/30/13 (Collateralized by Equity Securities valued at $83,713,102)	77,157	77,000
0.6%, dated 4/17/13 due 11/1/13 (Collateralized by Equity Securities valued at $132,977,839)	122,403	122,000
0.61%, dated 8/9/13 due 12/9/13 (Collateralized by Corporate Obligations valued at $132,727,846, 0.25% - 7.5%, 6/15/14 - 3/1/31)	122,252	122,000
0.64%, dated 6/19/13 due 10/17/13 (Collateralized by Corporate Obligations valued at $162,255,987, 2.5% - 5.75%, 1/30/15 - 2/15/40)	149,318	149,000
0.65%, dated:
5/10/13 due 12/30/13 (Collateralized by Corporate Obligations valued at $143,852,779, 2.5% - 6.25%, 10/1/14 - 2/15/40)	132,574	132,000

	Maturity Amount (000s)	Value (000s)
8/19/13 due 1/16/14 (Collateralized by Corporate Obligations valued at $132,711,827, 1.63% - 5.75%, 11/1/14 - 4/1/31)	$ 122,330	$ 122,000
J.P. Morgan Securities, Inc. at:
0.11%, dated 9/30/13 due 10/1/13 (Collateralized by Commercial Paper Obligations valued at $124,630,155, 4/1/14)	121,000	121,000
0.21%, dated 9/25/13 due 10/2/13 (Collateralized by U.S. Government Obligations valued at $142,145,572, 0% - 6.52%, 11/16/25 - 10/16/53)	138,006	138,000
0.61%, dated 7/16/13 due 11/13/13 (Collateralized by Mortgage Loan Obligations valued at $133,012,488, 2.74% - 6.83%, 11/25/35 - 2/12/51)	123,250	123,000
0.65%, dated 7/19/13 due 12/30/13 (Collateralized by Mortgage Loan Obligations valued at $321,183,635, 0.31% - 8.07%, 7/15/19 - 9/25/47)	298,443	297,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.24%, dated 9/25/13 due 10/2/13 (Collateralized by U.S. Government Obligations valued at $264,720,589, 0.45% - 7.47%, 11/15/25 - 8/20/63)	257,012	257,000
0.31%, dated 9/30/13 due 10/1/13 (Collateralized by Corporate Obligations valued at $128,775,108, 0% - 10%, 12/1/13 - 10/1/62)	122,001	122,000
0.51%, dated 9/24/13 due 10/1/13 (Collateralized by Corporate Obligations valued at $137,540,560, 0.27% - 6.73%, 10/30/13 - 11/23/50) (c)(d)	128,013	128,000
0.73%, dated:
9/4/13 due 11/1/13 (Collateralized by Corporate Obligations valued at $105,898,095, 0.75% - 4%, 10/1/14 - 1/15/15)	98,115	98,000
9/9/13 due 11/8/13 (Collateralized by Equity Securities valued at $318,742,878)	295,359	295,000
0.85%, dated 9/11/13 due 11/12/13 (Collateralized by Mortgage Loan Obligations valued at $70,049,553, 0.24% - 7%, 10/30/13 - 6/25/45)	65,095	65,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
RBC Capital Markets Co. at 0.31%, dated 9/24/13 due 10/7/13 (Collateralized by U.S. Government Obligations valued at $90,016,657, 0% - 7%, 5/15/23 - 4/15/43)	$ 87,067	$ 87,000
RBS Securities, Inc. at 0.49%, dated 9/25/13 due 10/2/13 (Collateralized by U.S. Government Obligations valued at $229,517,357, 1.5% - 6%, 5/1/14 - 7/20/63)	225,021	225,000
SG Americas Securities, LLC at 0.27%, dated:
9/24/13 due 10/1/13 (Collateralized by Equity Securities valued at $69,123,657)	64,003	64,000
9/25/13 due 10/2/13 (Collateralized by Equity Securities valued at $69,268,941)	64,003	64,000
9/26/13 due 10/3/13 (Collateralized by Equity Securities valued at $139,325,227)	129,007	129,000
9/27/13 due 10/4/13 (Collateralized by Equity Securities valued at $69,122,121)	64,003	64,000
9/30/13 due 10/7/13 (Collateralized by Equity Securities valued at $69,120,561)	64,003	64,000
UBS Securities LLC at 0.47%, dated:
7/10/13 due 10/7/13 (Collateralized by Corporate Obligations valued at $86,690,226, 1% - 4.25%, 3/1/14 - 5/15/41)	80,094	80,000
7/15/13 due 10/7/13 (Collateralized by Corporate Obligations valued at $60,514,875, 0.75% - 4.5%, 2/15/14 - 6/15/36)	56,067	56,000
Wells Fargo Securities, LLC at 0.4%, dated 9/27/13 due 10/4/13 (Collateralized by Corporate Obligations valued at $84,548,855, 0% - 11%, 10/1/13 - 8/25/44)	80,006	80,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $5,247,000)		5,247,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $70,772,057)		70,772,057
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(131,377)
NET ASSETS - 100%		$ 70,640,680
Security Type Abbreviations
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $618,000,000 or 0.9% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) The maturity amount is based on the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$23,108,000 due 10/01/13 at 0.05%
BNP Paribas Securities Corp.	$ 1,711
Goldman, Sachs & Co.	3,056
Merrill Lynch, Pierce, Fenner & Smith, Inc.	8,253
Societe Generale	6,112
Wells Fargo Securities LLC	3,976
$ 23,108
$10,589,746,000 due 10/01/13 at 0.06%
BNP Paribas Securities Corp.	$ 1,839,038
Bank of America NA	2,161,519
Citibank NA	648,638
Credit Agricole CIB New York Branch	1,641,660
Deutsche Bank Securities, Inc.	137,899
Goldman, Sachs & Co.	364,813
HSBC Securities (USA), Inc.	128,779
ING Financial Markets LLC	578,594
J.P. Morgan Securities, Inc.	182,407
Merrill Lynch, Pierce, Fenner & Smith, Inc.	127,342
Morgan Stanley & Co., Inc.	1,302,019
RBC Capital Markets Corp.	729,627
RBS Securities, Inc.	72,963
Societe Generale	27,726
UBS Securities LLC	163,436
Wells Fargo Securities LLC	483,286
$ 10,589,746
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts) September 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $16,859,854) - See accompanying schedule: Unaffiliated issuers (cost $70,772,057)		$ 70,772,057
Receivable for fund shares sold		138,472
Interest receivable		29,291
Receivable from investment adviser for expense reductions		2,063
Other receivables		715
Total assets		70,942,598

Liabilities
Payable for fund shares redeemed	$ 288,682
Distributions payable	978
Accrued management fee	8,253
Distribution and service plan fees payable	89
Other affiliated payables	2,624
Other payables and accrued expenses	1,292
Total liabilities		301,918

Net Assets		$ 70,640,680
Net Assets consist of:
Paid in capital		$ 70,640,265
Distributions in excess of net investment income		(3)
Accumulated undistributed net realized gain (loss) on investments		418
Net Assets		$ 70,640,680

Class I: Net Asset Value, offering price and redemption price per share ($25,440,249 ÷ 25,433,516 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($209,195 ÷ 209,162 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($2,461,086 ÷ 2,461,876 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($331,806 ÷ 331,732 shares)		$ 1.00

Class F: Net Asset Value, offering price and redemption price per share ($2,426,683 ÷ 2,426,697 shares)		$ 1.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($39,771,661 ÷ 39,760,171 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Six months ended September 30, 2013 (Unaudited)

Investment Income
Interest		$ 87,894

Expenses
Management fee	$ 48,301
Transfer agent fees	14,218
Distribution and service plan fees	3,090
Accounting fees and expenses	1,135
Custodian fees and expenses	415
Independent trustees' compensation	129
Registration fees	238
Audit	23
Legal	62
Miscellaneous	224
Total expenses before reductions	67,835
Expense reductions	(12,966)	54,869
Net investment income (loss)		33,025
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		338
Net increase in net assets resulting from operations		$ 33,363

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Money Market Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 33,025	$ 114,721
Net realized gain (loss)	338	690
Net increase in net assets resulting from operations	33,363	115,411
Distributions to shareholders from net investment income	(33,024)	(114,722)
Share transactions - net increase (decrease)	3,516,351	5,900,248
Total increase (decrease) in net assets	3,516,690	5,900,937

Net Assets
Beginning of period	67,123,990	61,223,053
End of period (including distributions in excess of net investment income of $3 and distributions in excess of net investment income of $4, respectively)	$ 70,640,680	$ 67,123,990

Financial Highlights - Class I

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	.002	.002	.002	.005	.023
Distributions from net investment income	- E	(.002)	(.002)	(.002)	(.005)	(.023)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.04%	.16%	.17%	.23%	.47%	2.37%
Ratios to Average Net Assets D
Expenses before reductions	.21% A	.21%	.21%	.21%	.22%	.23%
Expenses net of fee waivers, if any	.18% A	.18%	.18%	.18%	.19%	.20%
Expenses net of all reductions	.18% A	.18%	.18%	.18%	.19%	.20%
Net investment income (loss)	.07% A	.16%	.16%	.23%	.45%	2.31%
Supplemental Data
Net assets, end of period (in millions)	$ 25,440	$ 24,416	$ 24,209	$ 31,063	$ 34,386	$ 35,613

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class II

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	- E	.001	.003	.022
Distributions from net investment income	- E	- E	- E	(.001)	(.003)	(.022)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.02%	.03%	.08%	.31%	2.21%
Ratios to Average Net Assets D
Expenses before reductions	.36% A	.36%	.36%	.36%	.37%	.38%
Expenses net of fee waivers, if any	.24% A	.32%	.32%	.33%	.34%	.35%
Expenses net of all reductions	.24% A	.32%	.32%	.33%	.34%	.35%
Net investment income (loss)	.01% A	.02%	.03%	.08%	.30%	2.16%
Supplemental Data
Net assets, end of period (in millions)	$ 209	$ 165	$ 207	$ 420	$ 835	$ 680

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

Financial Highlights - Class III

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	- E	- E	.002	.021
Distributions from net investment income	- E	- E	- E	- E	(.002)	(.021)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.01%	.01%	.01%	.22%	2.11%
Ratios to Average Net Assets D
Expenses before reductions	.46% A	.46%	.46%	.46%	.47%	.48%
Expenses net of fee waivers, if any	.24% A	.33%	.33%	.40%	.44%	.45%
Expenses net of all reductions	.24% A	.33%	.33%	.40%	.44%	.45%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.21%	2.06%
Supplemental Data
Net assets, end of period (in millions)	$ 2,461	$ 2,086	$ 2,398	$ 3,524	$ 3,766	$ 4,184

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Select Class

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	.001	.001	.002	.004	.023
Distributions from net investment income	- E	(.001)	(.001)	(.002)	(.004)	(.023)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.11%	.11%	.18%	.42%	2.31%
Ratios to Average Net Assets D
Expenses before reductions	.26% A	.26%	.26%	.26%	.27%	.28%
Expenses net of fee waivers, if any	.23% A	.23%	.23%	.23%	.24%	.25%
Expenses net of all reductions	.23% A	.23%	.23%	.23%	.24%	.25%
Net investment income (loss)	.03% A	.11%	.11%	.18%	.40%	2.25%
Supplemental Data
Net assets, end of period (in millions)	$ 332	$ 389	$ 577	$ 2,161	$ 622	$ 619

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

Financial Highlights - Class F

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.001	.002	.002	.003	.003
Distributions from net investment income	(.001)	(.002)	(.002)	(.003)	(.003)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.06%	.20%	.21%	.27%	.29%
Ratios to Average Net Assets E
Expenses before reductions	.15% A	.15%	.15%	.15%	.16% A
Expenses net of fee waivers, if any	.14% A	.14%	.14%	.14%	.15% A
Expenses net of all reductions	.14% A	.14%	.14%	.14%	.15% A
Net investment income (loss)	.11% A	.20%	.20%	.27%	.26% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,427	$ 2,244	$ 1,547	$ 822	$ 149

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D For the period June 26, 2009 (commencement of operations) to March 31, 2010.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.001	.002	.002	.003	.005	.024
Distributions from net investment income	(.001)	(.002)	(.002)	(.003)	(.005)	(.024)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.06%	.20%	.21%	.27%	.51%	2.41%
Ratios to Average Net Assets D
Expenses before reductions	.18% A	.18%	.18%	.18%	.19%	.20%
Expenses net of fee waivers, if any	.14% A	.14%	.14%	.14%	.15%	.16%
Expenses net of all reductions	.14% A	.14%	.14%	.14%	.15%	.16%
Net investment income (loss)	.11% A	.20%	.20%	.27%	.49%	2.35%
Supplemental Data
Net assets, end of period (in millions)	$ 39,772	$ 37,824	$ 32,286	$ 28,790	$ 24,674	$ 15,526

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Portfolio

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 9/30/13	% of fund's investments 3/31/13	% of fund's investments 9/30/12
1 - 7	66.6	70.6	69.5
8 - 30	4.0	2.0	3.9
31 - 60	3.5	10.1	3.8
61 - 90	5.5	6.6	8.3
91 - 180	6.5	8.6	6.4
> 180	13.9	2.1	8.1
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	9/30/13	3/31/13	9/30/12
Tax-Exempt Portfolio	57 Days	31 Days	44 Days
All Tax-Free Money Market Funds Average*	42 Days	30 Days	38 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	9/30/13	3/31/13	9/30/12
Tax-Exempt Portfolio	58 Days	31 Days	44 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of September 30, 2013	As of March 31, 2013
Variable Rate Demand Notes (VRDNs) 49.9%	Variable Rate Demand Notes (VRDNs) 63.3%
Other Municipal Debt 35.3%	Other Municipal Debt 35.2%
Investment Companies 9.6%	Investment Companies 0.6%
Net Other Assets (Liabilities) 5.2%	Net Other Assets (Liabilities) 0.9%

Current and Historical Seven-Day Yields
	9/30/13	6/30/13	3/31/13	12/31/12	9/30/12

Class I	0.01%	0.01%	0.01%	0.01%	0.01%

Class II	0.01%	0.01%	0.01%	0.01%	0.01%

Class III	0.01%	0.01%	0.01%	0.01%	0.01%

Select Class	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending September 30, 2013, the most recent period shown in the table, would have been -0.11% for Class I, -0.27% for Class II, -0.37% for Class III and -0.18% for Select Class.

* Source: iMoneyNet, Inc.

Semiannual Report

Tax-Exempt Portfolio

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 49.9%
	Principal Amount (000s)	Value (000s)
Alabama - 1.9%
Alabama Pub. School & College Auth. Rev. Participating VRDN Series WF 11 37C, 0.08% 10/7/13 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	$ 500	$ 500
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 1995 A, 0.07% 10/1/13, VRDN (b)	3,800	3,800
Series 1995 C, 0.09% 10/1/13, VRDN (b)	3,000	3,000
Series 1995 D, 0.09% 10/1/13, VRDN (b)	2,180	2,180
Eutaw Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) 0.03% 10/1/13, VRDN (b)	1,800	1,800
Mobile Indl. Dev. Board Exempt Facilities Rev. Series 1997, 0.1% 10/7/13 (Kimberly-Clark Corp. Guaranteed), VRDN (b)	14,750	14,750
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.08% 10/2/13, VRDN (b)	1,400	1,400
Univ. of Alabama at Birmingham Hosp. Rev. Participating VRDN Series Solar 07 108, 0.07% 10/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	15,855	15,855
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 0.07% 10/1/13, VRDN (b)	5,300	5,300
		48,585
Arizona - 0.8%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2008 E, 0.08% 10/7/13, LOC Bank of America NA, VRDN (b)	2,500	2,500
(Catholic Healthcare West Proj.):
Series 2005 B, 0.08% 10/7/13, LOC JPMorgan Chase Bank, VRDN (b)	1,500	1,500
Series 2008 B, 0.07% 10/7/13, LOC PNC Bank NA, VRDN (b)	2,200	2,200
Maricopa County Indl. Dev. Auth. Rev. (Valley of the Sun YMCA Proj.) Series 2008, 0.1% 10/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (b)	1,400	1,400
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series Putters 3458, 0.08% 10/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,000	3,000

	Principal Amount (000s)	Value (000s)
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series EGL 06 14 Class A, 0.07% 10/7/13 (Liquidity Facility Citibank NA) (b)(e)	$ 1,100	$ 1,100
Series Putters 3307, 0.08% 10/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,600	3,600
Series ROC II R 11980 X, 0.07% 10/7/13 (Liquidity Facility Citibank NA) (b)(e)	3,030	3,030
Series WF 09 40C, 0.1% 10/7/13 (Liquidity Facility Wells Fargo & Co.) (b)(e)	2,300	2,300
		20,630
Arkansas - 0.2%
Fort Smith Gen. Oblig. (Mitsubishi Pwr. Systems Americas Proj.) Series 2010, 0.09% 10/7/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	6,000	6,000
California - 1.1%
Los Angeles Cmnty. College District Participating VRDN:
Series MS 3096, 0.08% 10/7/13 (Liquidity Facility Deutsche Bank AG) (b)(e)	8,500	8,500
Series RBC O 4, 0.07% 10/7/13 (Liquidity Facility Royal Bank of Canada) (b)(e)	2,500	2,500
Rancho Wtr. District Fing. Auth. Rev. Participating VRDN Series BA 08 3024X, 0.12% 10/7/13 (Liquidity Facility Bank of America NA) (b)(e)	4,980	4,980
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN Series WF 08 29C, 0.08% 10/7/13 (Liquidity Facility Wells Fargo & Co.) (b)(e)	3,100	3,100
Univ. of California Revs. Participating VRDN Series Floaters 09 7C, 0.08% 10/7/13 (Liquidity Facility Wells Fargo & Co.) (b)(e)	7,500	7,500
		26,580
Colorado - 1.4%
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0039, 0.07% 10/7/13 (Liquidity Facility Citibank NA) (b)(e)	16,000	16,000
Series EGL 07 0040, 0.07% 10/7/13 (Liquidity Facility Citibank NA) (b)(e)	11,700	11,700
Series ROC II R 12312, 0.08% 10/7/13 (Liquidity Facility Citibank NA) (b)(e)	6,700	6,700
Colorado Univ. Co. Hosp. Auth. Rev. Series 2011 A, 0.08% 10/7/13, LOC Wells Fargo Bank NA, VRDN (b)	1,400	1,400
		35,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Connecticut - 0.1%
Connecticut Health & Edl. Facilities Auth. Rev. Participating VRDN Series Putters 3363, 0.08% 10/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 2,315	$ 2,315
District Of Columbia - 0.4%
District of Columbia Income Tax Rev. Participating VRDN Series Putters 3354, 0.08% 10/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	7,155	7,155
District of Columbia Rev. (American Psychological Assoc. Proj.) Series 2003, 0.13% 10/7/13, LOC Bank of America NA, VRDN (b)	1,655	1,655
		8,810
Florida - 3.6%
Cape Coral Wtr. & Swr. Rev. Participating VRDN Series Solar 07 60, 0.07% 10/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	20,260	20,260
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series Solar 07 30, 0.07% 10/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	2,505	2,505
Highlands County Health Facilities Auth. Rev. Participating VRDN Series MS 3251, 0.1% 10/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)	5,625	5,625
Lakeland Edl. Facilities Rev. (Southern College Priject) Series 2012 B, 0.07% 10/7/13, LOC TD Banknorth, NA, VRDN (b)	2,000	2,000
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.) Series 2009 B, 0.09% 10/7/13, LOC Bank of America NA, VRDN (b)	18,890	18,890
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.1% 10/7/13, LOC Bank of America NA, VRDN (b)	2,700	2,700
Palm Beach County Pub. Impt. Rev. Participating VRDN Series BBT 08 53, 0.07% 10/7/13 (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	8,600	8,600
Palm Beach County Rev.:
(Raymond F. Kravis Ctr. Proj.) Series 2002, 0.07% 10/7/13, LOC Northern Trust Co., VRDN (b)	1,900	1,900
(Saint Andrew's School of Boca Raton, Inc. Proj.) Series 2007, 0.12% 10/7/13, LOC Bank of America NA, VRDN (b)	17,450	17,450
(The Norton Gallery and School of Arts, Inc. Proj.) Series 2000, 0.18% 10/7/13, LOC Bank of America NA, VRDN (b)	2,200	2,200

	Principal Amount (000s)	Value (000s)
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.):
Series 2009 A1, 0.07% 10/1/13, LOC U.S. Bank NA, Cincinnati, VRDN (b)	$ 3,400	$ 3,400
Series 2009 A3, 0.07% 10/7/13, LOC Wells Fargo Bank NA, VRDN (b)	5,475	5,475
		91,005
Georgia - 0.7%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.):
Series 2003, 0.04% 10/1/13, LOC Wells Fargo Bank NA, VRDN (b)	1,900	1,900
Series 2005 B, 0.04% 10/1/13, LOC Wells Fargo Bank NA, VRDN (b)	1,400	1,400
Fulton County Dev. Auth. (Mount Vernon Presbyterian School Proj.) Series 2005, 0.08% 10/7/13, LOC Branch Banking & Trust Co., VRDN (b)	2,600	2,600
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2008 B, 0.08% 10/7/13, LOC Branch Banking & Trust Co., VRDN (b)	12,375	12,375
		18,275
Hawaii - 0.8%
Hawaii Gen. Oblig. Participating VRDN Series ROC II R 11021 PB, 0.09% 10/7/13 (Liquidity Facility Deutsche Postbank AG) (b)(e)	20,025	20,025
Idaho - 0.1%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series C, 0.08% 10/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)	2,905	2,905
Illinois - 5.3%
Chicago Gen. Oblig.:
Series 2005 D2, 0.07% 10/1/13, LOC Northern Trust Co., VRDN (b)	2,200	2,200
Series 2007 E, 0.07% 10/1/13, LOC Barclays Bank PLC, VRDN (b)	3,200	3,200
Chicago Wtr. Rev.:
Series 2004 A1, 0.15% 10/7/13, LOC California Pub. Employees Retirement Sys., VRDN (b)	21,660	21,660
Series 2004 A2, 0.15% 10/7/13, LOC California Pub. Employees Retirement Sys., VRDN (b)	20,830	20,830
Illinois Fin. Auth. Rev.:
(OSF Healthcare Sys. Proj.) Series 2009 C, 0.08% 10/7/13, LOC Wells Fargo Bank NA, VRDN (b)	2,000	2,000
(Spertus Institute of Jewish Studies Proj.) 0.07% 10/7/13, LOC Northern Trust Co., VRDN (b)	8,900	8,900
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(The Univ. of Chicago Med. Ctr. Proj.) Series 2010 B, 0.03% 10/1/13, LOC Wells Fargo Bank NA, VRDN (b)	$ 8,500	$ 8,500
Participating VRDN:
Series BC 11 16B, 0.09% 10/7/13 (Liquidity Facility Barclays Bank PLC) (a)(b)(e)	3,950	3,950
Series Putters 3174, 0.08% 10/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,130	1,130
Series Putters 3302, 0.07% 10/1/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,695	4,695
Series Putters 3378, 0.08% 10/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,795	3,795
Series Putters 3379, 0.08% 10/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,995	4,995
Series 2011 B, 0.03% 10/1/13, LOC Wells Fargo Bank NA, VRDN (b)	9,450	9,450
Illinois Sales Tax Rev. Participating VRDN Series MS 3283 X, 0.07% 10/7/13 (Liquidity Facility Cr. Suisse) (b)(e)	4,500	4,500
Metropolitan Pier & Exposition Participating VRDN:
Series MS 3216, 0.1% 10/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)	10,000	10,000
Series MS 3219, 0.1% 10/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)	15,000	15,000
Romeoville Gen. Oblig. Rev. (Lewis Univ. Proj.) Series 2006, 0.04% 10/1/13, LOC Wells Fargo Bank NA, VRDN (b)	10,880	10,880
		135,685
Indiana - 0.2%
Indiana Fin. Auth. Rev. Participating VRDN Series BBT 08 12, 0.07% 10/7/13 (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	6,130	6,130
Kansas - 0.3%
Kansas Dept. of Trans. Hwy. Rev. Participating VRDN Series BBT 08 51, 0.07% 10/7/13 (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	6,300	6,300
Louisiana - 1.3%
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series ROC II R 11948, 0.07% 10/7/13 (Liquidity Facility Citibank NA) (b)(e)	6,665	6,665

	Principal Amount (000s)	Value (000s)
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
Series 2005, 0.04% 10/1/13, VRDN (b)	$ 2,600	$ 2,600
Series 2007, 0.04% 10/1/13, VRDN (b)	8,850	8,850
Series 2008 B, 0.04% 10/1/13, VRDN (b)	11,200	11,200
(C-Port LLC Proj.) Series 2008, 0.13% 10/7/13, LOC Bank of America NA, VRDN (b)	2,900	2,900
		32,215
Maryland - 0.3%
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN Series ROC II R 11437, 0.08% 10/7/13 (Liquidity Facility Citibank NA) (b)(e)	7,785	7,785
Massachusetts - 3.3%
Massachusetts Gen. Oblig. Participating VRDN Series Clipper 07 41, 0.1% 10/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	66,850	66,850
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 07 0031, 0.07% 10/7/13 (Liquidity Facility Citibank NA) (b)(e)	10,000	10,000
Series EGL 07 0092, 0.07% 10/7/13 (Liquidity Facility Citibank NA) (b)(e)	5,000	5,000
Series MS 30911, 0.1% 10/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)	2,630	2,630
		84,480
Michigan - 1.3%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Metropolitan Hosp. Proj.) Series 2012, 0.08% 10/7/13, LOC Bank of America NA, VRDN (b)	22,400	22,400
Michigan Higher Ed. Rev. (Univ. of Detroit Mercy Proj.) Series 2007, 0.1% 10/1/13, LOC JPMorgan Chase Bank, VRDN (b)	400	400
Ottawa County Wtr. Supply Sys. Rev. Participating VRDN Series Putters 3360, 0.09% 10/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,620	6,620
Wayne County Arpt. Auth. Rev. 0.12% 10/7/13, LOC JPMorgan Chase Bank, VRDN (b)	4,200	4,200
		33,620
Minnesota - 0.1%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2009 B1, 0.07% 10/1/13, LOC JPMorgan Chase Bank, VRDN (b)	3,600	3,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Mississippi - 2.1%
Jackson County Port Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1993, 0.03% 10/1/13, VRDN (b)	$ 28,110	$ 28,110
Mississippi Bus. Fin. Corp. (Chevron U.S.A., Inc. Proj.) Series 2007 C, 0.03% 10/1/13 (Chevron Corp. Guaranteed), VRDN (b)	14,450	14,450
Mississippi Dev. Bank Spl. Oblig. (Harrison County Proj.) Series 2008 A2, 0.1% 10/7/13, LOC Bank of America NA, VRDN (b)	10,150	10,150
		52,710
Missouri - 0.1%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. (Saint Louis Univ. Proj.) Series 2008 A2, 0.03% 10/1/13, LOC Wells Fargo Bank NA, VRDN (b)	2,600	2,600
Nebraska - 0.1%
Nebraska Edl. Fin. Auth. Rev. (Creighton Univ. Proj.) Series 2008, 0.06% 10/1/13, LOC JPMorgan Chase Bank, VRDN (b)	2,400	2,400
Nevada - 0.7%
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.07% 10/7/13 (Liquidity Facility Citibank NA) (b)(e)	5,345	5,345
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN Series Solar 06 93, 0.07% 10/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	12,710	12,710
		18,055
New Mexico - 0.1%
Univ. of New Mexico Univ. Revs. Participating VRDN Series ROC II R 11961, 0.07% 10/7/13 (Liquidity Facility Citibank NA) (b)(e)	3,000	3,000
New York - 5.6%
Barclays Bank PLC Participating VRDN Series BC 11 11B, 0.08% 10/7/13 (Liquidity Facility Barclays Bank PLC) (b)(e)	6,240	6,240
New York City Gen. Oblig.:
Series 2008 J6, 0.08% 10/1/13, LOC Landesbank Hessen-Thuringen, VRDN (b)	9,500	9,500
Series 2013 A2, 0.07% 10/1/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	9,000	9,000

	Principal Amount (000s)	Value (000s)
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 07 116, 0.07% 10/7/13 (Liquidity Facility Citibank NA) (b)(e)	$ 19,800	$ 19,800
Series ROC II R 11916, 0.08% 10/7/13 (Liquidity Facility Citibank NA) (b)(e)	1,240	1,240
Series 2009 BB1, 0.07% 10/1/13 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	3,000	3,000
Series 2009 BB2, 0.08% 10/1/13 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	1,300	1,300
Series 2011 DD-1, 0.05% 10/1/13 (Liquidity Facility TD Banknorth, NA), VRDN (b)	2,200	2,200
Series 2012 B2, 0.06% 10/1/13 (Liquidity Facility California Pub. Employees Retirement Sys.), VRDN (b)	9,250	9,250
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series ROC II R 11902, 0.09% 10/7/13 (Liquidity Facility Citibank NA) (b)(e)	3,800	3,800
Series ROC II R 14022, 0.08% 10/7/13 (Liquidity Facility Citibank NA) (b)(e)	2,185	2,185
Series WF 11-21C, 0.08% 10/7/13 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	1,000	1,000
Series 2001 B, 0.1% 10/1/13 (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	7,000	7,000
Series 2003 1D, 0.09% 10/1/13 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	11,640	11,640
Series 2003 A4, 0.05% 10/1/13 (Liquidity Facility TD Banknorth, NA), VRDN (b)	35,155	35,155
Series 2013 C4, 0.07% 10/1/13 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	4,000	4,000
New York City Trust Cultural Resources Rev. (The New York Botanical Garden Proj.) Series 2009 A, 0.09% 10/7/13, LOC JPMorgan Chase Bank, VRDN (b)	1,900	1,900
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN Series Putters 3376, 0.08% 10/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,425	4,425
New York Envir. Facilities Corp. State Personal Income Tax Rev. Participating VRDN Series Putters 2666, 0.08% 10/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,185	3,185
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Svc. Contract Rev. Series 2003 L, 0.1% 10/7/13, LOC Bank of America NA, VRDN (b)	$ 4,400	$ 4,400
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.08% 10/7/13 (Liquidity Facility Citibank NA) (b)(e)	2,000	2,000
		142,220
North Carolina - 2.7%
Charlotte Wtr. & Swr. Sys. Rev. Participating VRDN Series ROC II R 11906, 0.07% 10/7/13 (Liquidity Facility Citibank NA) (b)(e)	2,730	2,730
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev.:
(Greensboro College Proj.) 0.1% 10/7/13, LOC Bank of America NA, VRDN (b)	3,455	3,455
(High Point Univ. Rev.) Series 2006, 0.08% 10/7/13, LOC Branch Banking & Trust Co., VRDN (b)	3,610	3,610
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 06 0139, 0.07% 10/7/13 (Liquidity Facility Citibank NA) (b)(e)	1,900	1,900
Series EGL 07 0015, 0.07% 10/7/13 (Liquidity Facility Citibank NA) (b)(e)	10,890	10,890
Series EGL 7053004 Class A, 0.07% 10/7/13 (Liquidity Facility Citibank NA) (b)(e)	13,105	13,105
North Carolina Edl. Facilities Fin. Agcy. Rev. (Queens College Proj.) Series 1999 B, 0.07% 10/7/13, LOC Bank of America NA, VRDN (b)	4,895	4,895
North Carolina Gen. Oblig. Participating VRDN Series Putters 4350, 0.08% 10/7/13 (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	3,635	3,635
North Carolina Med. Care Commission Health Care Facilities Rev. (WakeMed Proj.):
Series 2009 B, 0.07% 10/7/13, LOC Wells Fargo Bank NA, VRDN (b)	6,000	6,000
Series 2009 C, 0.07% 10/7/13, LOC Wells Fargo Bank NA, VRDN (b)	6,010	6,010
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.) Series 2003 A, 0.07% 10/7/13, LOC Wells Fargo Bank NA, VRDN (b)	2,500	2,500
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.11% 10/7/13, LOC Cr. Industriel et Commercial, VRDN (b)	3,400	3,400

	Principal Amount (000s)	Value (000s)
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series EGL 07 0010, 0.07% 10/7/13 (Liquidity Facility Citibank NA) (b)(e)	$ 4,950	$ 4,950
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 0.08% 10/7/13 (Liquidity Facility Citibank NA) (b)(e)	2,100	2,100
		69,180
Ohio - 0.6%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2008, 0.09% 10/7/13, LOC JPMorgan Chase Bank, VRDN (b)	9,800	9,800
Columbus Swr. Sys. Rev. Participating VRDN Series BBT 08 5, 0.07% 10/7/13 (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	5,195	5,195
		14,995
Oregon - 0.1%
Oregon Gen. Oblig. Participating VRDN Series ROC II R 11949, 0.08% 10/7/13 (Liquidity Facility Citibank NA) (b)(e)	3,000	3,000
Pennsylvania - 0.6%
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2008 D, 0.04% 10/1/13, LOC JPMorgan Chase Bank, VRDN (b)	2,110	2,110
Montgomery County Indl. Dev. Auth. Rev. (Foulkeways at Gwynedd Proj.) Series 2006 B, 0.07% 10/7/13, LOC Citizens Bank of Pennsylvania, VRDN (b)	7,000	7,000
Pennsylvania Gen. Oblig. Participating VRDN Series ROC II R 11505, 0.07% 10/7/13 (Liquidity Facility Citibank NA) (b)(e)	4,510	4,510
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 22, 0.07% 10/7/13 (Liquidity Facility Royal Bank of Canada) (b)(e)	1,900	1,900
		15,520
South Carolina - 0.9%
Charleston County Hosp. Facilities (Care Alliance Health Svcs. Proj.) Series 2004 B2, 0.04% 10/1/13, LOC Wells Fargo Bank NA, VRDN (b)	7,900	7,900
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Florence County Hosp. Rev. (McLeod Reg'l. Med. Ctr. Proj.) Series 2010 B, 0.07% 10/7/13, LOC Wells Fargo Bank NA, VRDN (b)	$ 4,400	$ 4,400
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Newberry College Proj.) Series 2008, 0.08% 10/7/13, LOC Branch Banking & Trust Co., VRDN (b)	11,095	11,095
		23,395
Tennessee - 0.2%
Blount County Pub. Bldg. Auth. (Local Govt. Pub. Impt. Proj.) Series 2009 E8A, 0.08% 10/7/13, LOC Branch Banking & Trust Co., VRDN (b)	1,400	1,400
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 1994, 0.13% 10/7/13, LOC Bank of America NA, VRDN (b)	2,885	2,885
		4,285
Texas - 8.6%
Alamo Cmnty. College District Participating VRDN Series Solar 06 42, 0.07% 10/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	10,120	10,120
Austin Elec. Util. Sys. Rev. Participating VRDN Series Solar 06 91, 0.07% 10/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	10,110	10,110
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN Series ROC II R 11992, 0.08% 10/7/13 (Liquidity Facility Citibank NA) (b)(e)	3,465	3,465
Dallas Wtr. & Swr. Sys. Rev. Participating VRDN Series Solar 06 60, 0.07% 10/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	18,930	18,930
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN:
Series Putters 3227, 0.08% 10/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	14,835	14,835
Series Putters 3742, 0.08% 10/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,000	5,000
Friendswood Independent School District Participating VRDN Series Putters 3221, 0.08% 10/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	7,885	7,885
Harris County Gen. Oblig. Participating VRDN:
Series Clipper 07 46, 0.1% 10/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	40,000	40,000

	Principal Amount (000s)	Value (000s)
Series RBC E 18, 0.07% 10/7/13 (Liquidity Facility Royal Bank of Canada) (b)(e)	$ 2,200	$ 2,200
Series ROC II R 10360, 0.07% 10/1/13 (Liquidity Facility Citibank NA) (b)(e)	28,695	28,695
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series ROC II R 11860, 0.07% 10/7/13 (Liquidity Facility Citibank NA) (b)(e)	6,000	6,000
Houston Util. Sys. Rev. Participating VRDN:
Series ROC II R 11411, 0.07% 10/7/13 (Liquidity Facility Citibank NA) (b)(e)	10,000	10,000
Series ROC II R 11885X, 0.09% 10/7/13 (Liquidity Facility Citibank NA) (b)(e)	5,180	5,180
Series ROC II R 12323, 0.07% 10/1/13 (Liquidity Facility Citibank NA) (b)(e)	10,100	10,100
Klein Independent School District Participating VRDN Series WF 11 51 C, 0.08% 10/7/13 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	5,000	5,000
Lake Travis Independent School District Participating VRDN Series Putters 4239, 0.09% 10/7/13 (Liquidity Facility Deutsche Bank AG) (b)(e)	3,420	3,420
Leander Independent School District Participating VRDN Series BC 10 28W, 0.09% 10/7/13 (Liquidity Facility Barclays Bank PLC) (b)(e)	7,200	7,200
Medina Valley Texas Independent School District Participating VRDN Series ROC II R 11969, 0.07% 10/7/13 (Liquidity Facility Citibank NA) (b)(e)	2,040	2,040
North East Texas Independent School District Participating VRDN Series MS 3277 X, 0.07% 10/7/13 (Liquidity Facility Cr. Suisse) (b)(e)	5,000	5,000
North Texas Muni. Wtr. District Wtr. Sys. Rev. Participating VRDN:
Series BA 08 1174, 0.09% 10/7/13 (Liquidity Facility Bank of America NA) (b)(e)	5,460	5,460
Series ROC II R 593 PB, 0.09% 10/7/13 (Liquidity Facility Deutsche Postbank AG) (b)(e)	1,300	1,300
Northside Independent School District Participating VRDN Series ROC II R 11965, 0.07% 10/7/13 (Liquidity Facility Citibank NA) (b)(e)	2,000	2,000
Northwest Texas Independent School District Participating VRDN Series ROC II R 11539, 0.09% 10/7/13 (Liquidity Facility Deutsche Postbank AG) (b)(e)	995	995
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Pearland Independent School District Participating VRDN Series Putters 4352, 0.08% 10/7/13 (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	$ 4,240	$ 4,240
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 0.09% 10/7/13 (Total SA Guaranteed), VRDN (b)	4,100	4,100
Spring Branch Independent School District Participating VRDN Series Putters 3377, 0.08% 10/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,500	4,500
Texas A&M Univ. Rev. Participating VRDN Series BC 10 39W, 0.09% 10/7/13 (Liquidity Facility Barclays Bank PLC) (b)(e)	1,580	1,580
Texas City Indl. Dev. Corp. (NRG Energy, Inc. Proj.) Series 2012, 0.1% 10/7/13, LOC Bank of America NA, VRDN (b)	600	600
		219,955
Utah - 0.1%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.08% 10/7/13, LOC Wells Fargo Bank NA, VRDN (b)	2,710	2,710
Virginia - 0.6%
Fairfax County Indl. Dev. Auth. Participating VRDN Series MS 3285, 0.1% 10/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)	8,270	8,270
Fauquier County Indl. Dev. Auth. Rev. (Highland School Proj.) Series 2008, 0.08% 10/7/13, LOC Branch Banking & Trust Co., VRDN (b)	3,650	3,650
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN Series BBT 08 48, 0.07% 10/7/13 (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	2,890	2,890
		14,810
Washington - 2.3%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.08% 10/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	7,280	7,280
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 07 106, 0.07% 10/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	3,320	3,320

	Principal Amount (000s)	Value (000s)
King County Gen. Oblig. Participating VRDN Series BC 10 66W, 0.09% 10/7/13 (Liquidity Facility Barclays Bank PLC) (b)(e)	$ 2,500	$ 2,500
Univ. of Washington Univ. Revs. Participating VRDN Series Solar 07 94, 0.07% 10/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	18,304	18,304
Washington Gen. Oblig. Participating VRDN:
Series Clipper 05 39, 0.07% 10/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	12,930	12,930
Series Putters 3539, 0.08% 10/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,330	4,330
Series Putters 4292, 0.08% 10/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,750	3,750
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Affinity at Olympia Apts. Proj.) Series 2012 A, 0.09% 10/7/13, LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)	6,250	6,250
		58,664
West Virginia - 0.6%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.) Series 2009 A, 0.07% 10/7/13, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	15,800	15,800
Wisconsin - 0.2%
Wisconsin Health & Edl. Facilities Auth. Rev. (Froedtert & Cmnty. Health, Inc. Proj.) Series 2009 B, 0.07% 10/1/13, LOC U.S. Bank NA, Cincinnati, VRDN (b)	5,400	5,400
Wyoming - 0.5%
Uinta County Poll. Cont. Rev. (Chevron Corp. Proj.) Series 1993, 0.03% 10/1/13 (Chevron Corp. Guaranteed), VRDN (b)	11,800	11,800
TOTAL VARIABLE RATE DEMAND NOTE (Cost $1,271,244)		1,271,244
Other Municipal Debt - 35.3%

Alaska - 0.4%
Alaska Gen. Oblig. BAN 1.75% 3/25/14	8,800	8,867
Alaska Indl. Dev. & Export Auth. Rev. Bonds (Providence Health Systems Proj.) Series 2003 H, 5.25% 10/1/13	1,000	1,000
		9,867
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Arizona - 0.8%
Phoenix Civic Impt. Corp. Series 2011 B1, 0.13% 12/17/13, LOC Barclays Bank PLC, CP	$ 5,500	$ 5,500
Phoenix Civic Impt. Corp. Transit Excise Tax Rev. Bonds (Lt. Rail Proj.) Series 2013, 2% 7/1/14	1,400	1,419
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Series 2012 A, 0.15% 10/3/13, LOC Royal Bank of Canada, CP	5,500	5,500
Series 2012 B, 0.17% 12/3/13, LOC Wells Fargo Bank NA, CP	6,400	6,400
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Bonds Series 2009 B, 3% 1/1/14	1,000	1,007
		19,826
Arkansas - 0.0%
Arkansas Gen. Oblig. Bonds Series 2010, 4% 8/1/14	1,170	1,207
California - 7.4%
California Edl. Facilities Auth. Rev. Bonds (Stanford Univ. Proj.) Series S3, 0.19% tender 12/5/13, CP mode	4,100	4,100
California Gen. Oblig.:
Bonds 5% 2/1/14 (Pre-Refunded to 2/1/14 @ 100)	2,200	2,235
RAN:
Series 2013 A1, 2% 5/28/14	28,650	28,985
Series 2013 A2, 2% 6/23/14	27,700	28,055
Kern County Gen. Oblig. TRAN 1.25% 6/30/14	8,200	8,265
Long Beach Unified School District TRAN 1.5% 12/31/13	3,000	3,010
Los Angeles County Gen. Oblig.:
Series 2010 A, 0.12% 11/7/13, LOC JPMorgan Chase Bank, CP	5,000	5,000
TRAN:
2% 2/28/14	12,300	12,392
2% 6/30/14	17,800	18,041
Los Angeles Dept. of Wtr. & Pwr. Rev. 0.12% 12/5/13 (Liquidity Facility Wells Fargo Bank NA), CP	6,000	6,000
Los Angeles Gen. Oblig. TRAN:
2% 2/27/14	2,200	2,216
2% 5/1/14	17,600	17,787
2% 6/26/14	19,900	20,165
Los Angeles Hbr. Dept. Rev. Bonds Series WF 10 40C, 0.18%, tender 2/13/14 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	1,400	1,400
Los Angeles Unified School District Bonds Series Putters 4290, 0.11%, tender 11/28/13 (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(f)	6,100	6,100

	Principal Amount (000s)	Value (000s)
Oakland Gen. Oblig. TRAN 1.25% 6/30/14	$ 4,900	$ 4,939
Orange County Sanitation District Ctfs. of Prtn. BAN Series 2012 C, 2% 10/30/13	1,900	1,903
San Diego County & School District TRAN Series 2013 A, 2% 6/30/14	2,000	2,027
San Diego Unified School District TRAN:
Series 2013 A1, 2% 1/31/14	1,700	1,710
Series 2013 A2, 2% 6/30/14	2,700	2,737
San Francisco City & County Gen. Oblig. Bonds Series 2013 B, 4% 6/15/14	1,890	1,941
Santa Cruz Gen. Oblig. TRAN 2% 7/2/14	1,600	1,622
Tulare County Gen. Oblig. TRAN 1.5% 6/30/14	3,800	3,837
Ventura County Gen. Oblig. TRAN 1.25% 7/1/14	4,300	4,334
		188,801
Colorado - 1.4%
Colorado Gen. Fdg. Rev. TRAN Series 2013 A, 1% 6/27/14	18,500	18,612
Denver City & County Wtr. Bonds Series PZ 232, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.) (b)(e)(f)	16,115	16,115
		34,727
Connecticut - 0.0%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series 2012 A, 2% 1/1/14	500	502
District Of Columbia - 0.9%
District of Columbia Rev. Bonds (American Nat'l. Red Cross Proj.) Series 2000, 0.11% tender 10/7/13, LOC JPMorgan Chase Bank, CP mode	10,200	10,200
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1:
0.11% 10/4/13, LOC JPMorgan Chase Bank, CP	2,200	2,200
0.11% 10/10/13, LOC JPMorgan Chase Bank, CP	1,900	1,900
0.12% 10/23/13, LOC JPMorgan Chase Bank, CP	4,600	4,600
0.14% 11/7/13, LOC JPMorgan Chase Bank, CP	2,700	2,700
0.15% 12/2/13, LOC JPMorgan Chase Bank, CP	1,300	1,300
		22,900
Florida - 1.0%
Florida Board of Ed. Lottery Rev. Bonds Series 2010 F, 5% 7/1/14	1,200	1,243
Florida Dept. of Trans. Tpk. Rev. Bonds Series 2013 B, 2% 7/1/14	1,500	1,520
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Gen. Oblig. Bonds Series PZ 130, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.) (b)(e)(f)	$ 7,255	$ 7,255
Florida Local Govt. Fin. Cmnty. Series 2011 A1, 0.12% 12/4/13, LOC JPMorgan Chase Bank, CP	5,057	5,057
Hillsborough County Cap. Impt. Prog. Rev. Series 2013 A, 0.13% 10/10/13, LOC State Street Bank & Trust Co., Boston, CP	1,420	1,420
JEA Saint Johns River Pwr. Park Sys. Rev. Bonds Series 23 Issue 2, 5% 10/1/13	4,000	4,000
Orlando Utils. Commission Util. Sys. Rev. Bonds:
Series 2009 C, 5% 10/1/13	1,000	1,000
Series 2010 C, 5% 10/1/13	1,000	1,000
Tampa Health Sys. Rev. Bonds Series 2012 B, 0.17%, tender 4/28/14 (b)	1,900	1,900
		24,395
Georgia - 0.7%
Fulton County Gen. Oblig. TAN Series 2013, 2% 12/31/13	6,600	6,630
Georgia Gen. Oblig. Bonds:
Series 2003 D, 4.5% 12/1/13 (Pre-Refunded to 12/1/13 @ 100)	1,200	1,209
Series 85TP, 0.19%, tender 12/12/13 (Liquidity Facility Wells Fargo & Co.) (b)(e)(f)	6,620	6,620
Georgia Muni. Gas Auth. Rev. Bonds (Gas Portfolio III Proj.) Series R, 2% 10/1/13	1,000	1,000
Metropolitan Atlanta Rapid Transit Series 2012 D1, 0.11% 11/7/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,700	1,700
		17,159
Hawaii - 0.1%
Hawaii Gen. Oblig. Bonds Series 2011 EC, 5% 12/1/13	2,000	2,016
Idaho - 0.4%
Idaho Gen. Oblig. TAN 2% 6/30/14	11,100	11,249
Illinois - 0.6%
Chicago O'Hare Int'l. Arpt. Rev. Series 2011 C2, 0.12% 11/7/13, LOC PNC Bank NA, CP	4,716	4,716
Illinois Fin. Auth. Ed. Rev. Series 2013, 0.16% 2/6/14, LOC PNC Bank NA, CP	1,600	1,600
Illinois Fin. Auth. Rev. Bonds (Palos Cmnty. Hosp. Proj.) Series 2012 H, 0.15% tender 10/3/13, CP mode	1,600	1,600
Illinois Sales Tax Rev. Bonds:
Series 2010, 5% 6/15/14	2,745	2,837
Series 2013, 2% 6/15/14	2,900	2,937

	Principal Amount (000s)	Value (000s)
Illinois Unemployment Ins. Fund Bldg. Receipts Bonds Series 2012, 5% 12/15/13	$ 1,800	$ 1,817
		15,507
Indiana - 0.4%
Indiana Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.) Series 2008 D2:
0.09% tender 10/1/13, CP mode	3,100	3,100
0.09% tender 10/17/13, CP mode	7,700	7,700
		10,800
Kansas - 0.4%
Kansas Dept. of Trans. Hwy. Rev. Bonds Series 2012 A2, 0.3% 9/1/14 (b)	2,600	2,605
Wichita Gen. Oblig. BAN:
Series 254, 0.25% 2/11/14	4,200	4,200
Series 258, 0.5% 10/15/14	4,600	4,608
		11,413
Maryland - 0.4%
Baltimore County Gen. Oblig. Series 2011:
0.11% 12/4/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	4,063	4,063
0.15% 10/3/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	4,638	4,638
0.15% 10/3/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	1,850	1,850
		10,551
Michigan - 1.1%
JPMorgan Chase Bonds Series Putters 4300, 0.13%, tender 10/31/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,370	1,370
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F:
0.13%, tender 4/28/14 (b)	9,700	9,700
0.13%, tender 4/28/14 (b)	4,715	4,715
(Trinity Health Sys. Proj.) Series 2008 C:
0.11% tender 12/4/13, CP mode	5,370	5,370
0.12% tender 12/4/13, CP mode	1,600	1,600
0.13% tender 2/5/14, CP mode	1,800	1,800
0.14% tender 10/1/13, CP mode	3,435	3,435
		27,990
Minnesota - 0.2%
Hennepin County Gen. Oblig. Bonds Series 2008 D, 4% 12/1/13	1,530	1,540
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minnesota Gen. Oblig. Bonds Series 2010 D, 5% 8/1/14	$ 1,375	$ 1,430
Univ. of Minnesota Gen. Oblig. Bonds Series 2011 A, 5% 12/1/13	2,000	2,016
		4,986
Missouri - 0.1%
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. Bonds (CoxHealth Proj.) Series 2008 B, 0.13% tender 12/2/13, LOC Bank of Nova Scotia, CP mode	1,400	1,400
Nebraska - 1.8%
Nebraska Pub. Pwr. District Rev. Series 2013 A:
0.1% 10/7/13, CP	10,500	10,500
0.1% 10/15/13, CP	10,100	10,100
0.1% 10/17/13, CP	1,500	1,500
0.11% 11/14/13, CP	6,350	6,350
0.11% 11/15/13, CP	1,600	1,600
Omaha Pub. Pwr. District Elec. Rev. Series 2013 A:
0.1% 10/17/13, CP	7,700	7,700
0.13% 12/9/13, CP	7,000	7,000
		44,750
Nevada - 0.2%
Clark County School District Bonds Series 2013 B, 3% 6/15/14	1,400	1,427
Truckee Meadows Wtr. Auth. Wtr. Rev. Series 2006 A, 0.13% 12/5/13, LOC JPMorgan Chase Bank, CP	3,000	3,000
		4,427
New Hampshire - 0.1%
New Hampshire Gen. Oblig. Bonds Series 2006 A, 5% 10/15/13	2,000	2,004
New York - 0.5%
New York Pwr. Auth. Series 2:
0.11% 11/18/13, CP	4,195	4,195
0.13% 12/12/13, CP	8,849	8,849
		13,044
North Carolina - 0.2%
North Carolina Grant Anticipation Rev. Bonds Series 2007, 5% 3/1/14	1,000	1,019
North Carolina Ltd. Oblig. Bonds Series 2013 A, 5% 5/1/14	1,000	1,028
Univ. of North Carolina at Chapel Hill Rev. Bonds Series Putters 4372, 0.11%, tender 12/26/13 (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(f)	1,900	1,900
Wake County Gen. Oblig. Bonds Series 2013 A, 3% 5/1/14	1,280	1,301
		5,248

	Principal Amount (000s)	Value (000s)
Ohio - 1.7%
Cleveland Wtr. Rev. Bonds Series 2011, 4% 1/1/14	$ 1,150	$ 1,161
Ohio Higher Edl. Facility Commission Rev. Bonds:
(The Cleveland Clinic Foundation Proj.):
Series 2008 B5, 0.15% tender 2/6/14, CP mode	13,450	13,450
Series 2008 B6:
0.16% tender 11/5/13, CP mode	15,000	15,000
0.17% tender 12/5/13, CP mode	9,200	9,200
0.14% tender 3/6/14, CP mode	5,000	5,000
		43,811
Oklahoma - 0.2%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev.:
Series 2013 A, 0.11% 10/1/13, LOC State Street Bank & Trust Co., Boston, CP	1,000	1,000
Series 2013 A, 0.13% 12/9/13, LOC State Street Bank & Trust Co., Boston, CP	3,000	3,000
		4,000
Oregon - 0.5%
Oregon Facilities Auth. Rev. Bonds Series 2013 C, 0.12%, tender 10/1/14 (b)	1,400	1,400
Oregon Gen. Oblig. TAN Series 2013 A, 1.5% 7/31/14	12,100	12,233
		13,633
Pennsylvania - 0.0%
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. BAN 2% 7/11/14	1,100	1,116
Rhode Island - 0.0%
Providence Plantations Lease Prtn. Ctfs. Bonds Series 2013 E, 2% 10/1/13	1,175	1,175
South Carolina - 0.2%
Charleston County School District BAN 1% 5/8/14	1,600	1,608
South Carolina Gen. Oblig. Bonds Series 2010 A, 4% 6/1/14	1,330	1,363
South Carolina Pub. Svc. Auth. Rev. Bonds Series 2009, 5% 1/1/14	1,200	1,214
		4,185
Texas - 8.8%
Arlington Independent School District Bonds:
Series 2004, 5% 2/15/14 (Permanent School Fund of Texas Guaranteed)	2,750	2,799
Series 2011 A, 5% 2/15/14 (Permanent School Fund of Texas Guaranteed)	2,000	2,036
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Elec. Util. Sys. Rev. Series 2013 A:
0.1% 10/16/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	$ 1,100	$ 1,100
0.1% 10/16/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	2,000	2,000
Dallas Wtrwks. & Swr. Sys. Rev. Bonds Series 2013, 2% 10/1/14	1,340	1,364
Goose Creek Consolidated Independent School District Bonds Series PZ 219, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.) (b)(e)(f)	10,525	10,525
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds (Memorial Hermann Health Sys. Proj.) Series 2013 B, 0.27% 6/1/14 (b)	2,000	2,001
Harris County Gen. Oblig.:
Series 2013 A1, 0.09% 10/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	8,115	8,115
Series 2013 D:
0.1% 10/7/13 (Liquidity Facility JPMorgan Chase Bank), CP	7,630	7,630
0.1% 10/17/13 (Liquidity Facility JPMorgan Chase Bank), CP	1,500	1,500
TAN Series 2013, 1% 2/28/14	1,700	1,706
Harris County Metropolitan Trans. Auth.:
Series 2011 A1:
0.14% 2/11/14 (Liquidity Facility JPMorgan Chase Bank), CP	29,050	29,050
0.15% 2/20/14 (Liquidity Facility JPMorgan Chase Bank), CP	15,250	15,250
Series 2013 A3:
0.17% 3/20/14 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	5,000	5,000
0.17% 3/27/14 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	5,000	5,000
Houston Gen. Oblig.:
Series 2013 A, 0.12% 10/4/13, LOC Union Bank NA, CP	3,700	3,700
TRAN Series 2013, 2% 6/30/14	4,300	4,358
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series 2013 A, 0.17% 12/12/13, CP	4,980	4,980
Irving Independent School District Bonds Series PT 3954, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.) (b)(e)(f)	1,300	1,300
Lower Colorado River Auth. Rev.:
0.12% 11/6/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	1,500	1,500

	Principal Amount (000s)	Value (000s)
0.14% 10/3/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	$ 1,900	$ 1,900
Pasadena Independent School District Bonds Series 2008, 5% 2/15/14 (Permanent School Fund of Texas Guaranteed)	1,350	1,374
Spring Independent School District Bonds Series 2004, 5% 2/15/14 (Permanent School Fund of Texas Guaranteed)	1,000	1,018
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, 0.2%, tender 4/28/14 (b)	6,200	6,200
Series 2013 B, 0.16%, tender 4/28/14 (b)	900	900
Texas A&M Univ. Rev. Bonds:
Series 2008, 5% 5/15/14	1,000	1,030
0.19%, tender 12/19/13 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	4,575	4,575
Texas Gen. Oblig.:
Bonds:
Series 2009 A, 5% 10/1/13	1,395	1,395
Series 2011 A, 4% 10/1/13	1,160	1,160
TRAN Series 2013, 2% 8/28/14	76,000	77,243
Texas Muni. Pwr. Agy. Rev. Series 2005, 0.13% 12/12/13, LOC Barclays Bank PLC, CP	1,000	1,000
Texas Pub. Fin. Auth. Rev. Bonds Series 2010 A, 5% 7/1/14	1,000	1,036
Univ. of Texas Board of Regents Sys. Rev. Series 2002 A:
0.09% 10/21/13 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,400	5,400
0.14% 10/3/13 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,600	1,600
Upper Trinity Reg'l. Wtr. District Series 2013 A, 0.12% 11/6/13, LOC Bank of America NA, CP	6,300	6,300
		223,045
Utah - 1.0%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1997 B1, 0.1% 10/15/13 (Liquidity Facility JPMorgan Chase Bank), CP	4,000	4,000
Series 1997 B3, 0.1% 10/15/13 (Liquidity Facility JPMorgan Chase Bank), CP	3,800	3,800
Series 1997 B4, 0.1% 10/29/13 (Liquidity Facility JPMorgan Chase Bank), CP	9,760	9,760
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Riverton Hosp. Rev. Bonds Series WF 11 35C, 0.18%, tender 2/6/14 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	$ 5,530	$ 5,530
Utah Gen. Oblig. Bonds Series 2004 A, 5% 7/1/14	3,300	3,418
		26,508
Virginia - 0.8%
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2012 C, 0.15%, tender 4/28/14 (b)	2,800	2,800
Norfolk Econ. Dev. Auth. Rev. Series 1997, 0.09% 10/17/13, CP	15,000	15,000
Virginia Commonwealth Trans. Board Bonds Series 2005, 5% 10/1/13	1,935	1,935
Virginia Resources Auth. Clean Wtr. Rev. Bonds 1% 10/1/13	1,000	1,000
		20,735
Washington - 1.3%
Energy Northwest Elec. Rev. Bonds:
(#1 Proj.) Series 2007 A, 5% 7/1/14	1,000	1,035
Series 2008 A, 5% 7/1/14	1,150	1,191
Washington Gen. Oblig. Bonds:
Series 2005 B, 4% 1/1/14	1,900	1,918
Series 2007 D, 4.5% 1/1/14	1,000	1,011
Series 2014 B, 2% 8/1/14	2,915	2,959
Series GS 06 7T, 0.19%, tender 12/12/13 (Liquidity Facility Wells Fargo & Co.) (b)(e)(f)	24,220	24,220
Series WF 11-16C, 0.18%, tender 2/6/14 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	1,300	1,300
		33,634
Wisconsin - 1.7%
Milwaukee Gen. Oblig. RAN Series 2013 R1, 1.75% 12/5/13	5,500	5,515
Wisconsin Gen. Oblig.:
Bonds:
Series 2006 I, 5.25% 5/1/14	2,750	2,831
Series WF 11-14C, 0.19%, tender 12/19/13 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	1,545	1,545
Series 2005 A, 0.09% 10/16/13 (Liquidity Facility Bank of New York, New York), CP	1,341	1,341
Series 2006 A, 0.1% 11/6/13 (Liquidity Facility Bank of New York, New York), CP	1,300	1,300
Wisconsin Health & Edl. Facilities Bonds Series 2013 B, 0.13%, tender 4/28/14 (b)	1,300	1,300
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds 0.13% tender 12/2/13, CP mode	900	900

	Principal Amount (000s)	Value (000s)
Wisconsin Trans. Rev.:
Series 1997 A, 0.14% 2/11/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	$ 13,489	$ 13,489
Series 2006 A:
0.09% 10/8/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	12,700	12,700
0.14% 2/11/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	1,710	1,710
		42,631
TOTAL OTHER MUNICIPAL DEBT (Cost $899,242)		899,242
Investment Company - 9.6%
	Shares
Fidelity Tax-Free Cash Central Fund, 0.07% (c)(d) (Cost $244,422)	244,422,000	244,422
TOTAL INVESTMENT PORTFOLIO - 94.8% (Cost $2,414,908)		2,414,908
NET OTHER ASSETS (LIABILITIES) - 5.2%		133,013
NET ASSETS - 100%		$ 2,547,921
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,950,000 or 0.2% of net assets.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $89,755,000 or 3.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Denver City & County Wtr. Bonds Series PZ 232, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.)	3/29/07 - 11/29/12	$ 16,115
Florida Gen. Oblig. Bonds Series PZ 130, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.)	1/11/07 - 11/29/12	$ 7,255
Georgia Gen. Oblig. Bonds Series 85TP, 0.19%, tender 12/12/13 (Liquidity Facility Wells Fargo & Co.)	7/2/10 - 2/13/12	$ 6,620
Goose Creek Consolidated Independent School District Bonds Series PZ 219, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.)	3/15/07 - 11/29/12	$ 10,525
Irving Independent School District Bonds Series PT 3954, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.)	11/29/12	$ 1,300
JPMorgan Chase Bonds Series Putters 4300, 0.13%, tender 10/3/13 (Liquidity Facility JPMorgan Chase Bank)	5/2/13 - 8/7/13	$ 1,370
Security	Acquisition Date	Cost (000s)
Los Angeles Hbr. Dept. Rev. Bonds Series WF 10 40C, 0.18%, tender 2/13/14 (Liquidity Facility Wells Fargo Bank NA)	3/22/12	$ 1,400
Los Angeles Unified School District Bonds Series Putters 4290, 0.11%, tender 11/28/13 (Liquidity Facility JPMorgan Chase & Co.)	3/28/13	$ 6,100
Riverton Hosp. Rev. Bonds Series WF 11 35C, 0.18%, tender 2/6/14 (Liquidity Facility Wells Fargo Bank NA)	3/24/11	$ 5,530
Texas A&M Univ. Rev. Bonds 0.19%, tender 12/19/13 (Liquidity Facility Wells Fargo Bank NA)	3/10/11	$ 4,575
Univ. of North Carolina at Chapel Hill Rev. Bonds Series Putters 4372, 0.11%, tender 12/26/13 (Liquidity Facility JPMorgan Chase & Co.)	8/8/13	$ 1,900
Washington Gen. Oblig. Bonds: Series GS 06 7T, 0.19%, tender 12/12/13 (Liquidity Facility Wells Fargo & Co.)	10/26/09 - 11/30/12	$ 24,220
Series WF 11-16C, 0.18%, tender 2/6/14 (Liquidity Facility Wells Fargo Bank NA)	5/9/13	$ 1,300
Wisconsin Gen. Oblig. Bonds Series WF 11-14C, 0.19%, tender 12/19/13 (Liquidity Facility Wells Fargo Bank NA)	9/26/12	$ 1,545
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 44
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts) September 30, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,170,486)	$ 2,170,486
Fidelity Central Funds (cost $244,422)	244,422
Total Investments (cost $2,414,908)		$ 2,414,908
Cash		241
Receivable for investments sold		131,303
Receivable for fund shares sold		41
Interest receivable		2,392
Distributions receivable from Fidelity Central Funds		11
Receivable from investment adviser for expense reductions		5
Other receivables		50
Total assets		2,548,951

Liabilities
Payable for fund shares redeemed	$ 448
Distributions payable	10
Accrued management fee	167
Transfer agent fee payable	264
Accounting fees and expenses payable	61
Other affiliated payables	2
Other payables and accrued expenses	78
Total liabilities		1,030

Net Assets		$ 2,547,921
Net Assets consist of:
Paid in capital		$ 2,547,684
Accumulated undistributed net realized gain (loss) on investments		237
Net Assets		$ 2,547,921

Class I: Net Asset Value, offering price and redemption price per share ($2,270,251 ÷ 2,267,450 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($11,136 ÷ 11,124 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($259,814 ÷ 259,495 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($6,720 ÷ 6,711 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Six months ended September 30, 2013 (Unaudited)

Investment Income
Interest		$ 1,658
Income from Fidelity Central Funds		44
Total income		1,702

Expenses
Management fee	$ 1,809
Transfer agent fees	781
Distribution and service plan fees	371
Accounting fees and expenses	120
Custodian fees and expenses	20
Independent trustees' compensation	5
Registration fees	44
Audit	20
Legal	2
Miscellaneous	12
Total expenses before reductions	3,184
Expense reductions	(1,611)	1,573
Net investment income (loss)		129
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		102
Net increase in net assets resulting from operations		$ 231

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 129	$ 309
Net realized gain (loss)	102	259
Net increase in net assets resulting from operations	231	568
Distributions to shareholders from net investment income	(129)	(309)
Share transactions - net increase (decrease)	(138,117)	(744,956)
Total increase (decrease) in net assets	(138,015)	(744,697)

Net Assets
Beginning of period	2,685,936	3,430,633
End of period	$ 2,547,921	$ 2,685,936

Financial Highlights - Class I

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	.001	.001	.015
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	.001	.001	.015
Distributions from net investment income	- F	- F	- F	(.001)	(.001)	(.015)
Distributions from net realized gain	-	-	-	- F	- F	- F
Total distributions	- F	- F	- F	(.001)	(.001)	(.015)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.01%	.01%	.09%	.15%	1.50%
Ratios to Average Net Assets D, E
Expenses before reductions	.22% A	.22%	.22%	.22%	.25%	.24%
Expenses net of fee waivers, if any	.12% A	.18%	.16%	.22%	.23%	.22%
Expenses net of all reductions	.12% A	.17%	.15%	.22%	.23%	.20%
Net investment income (loss)	.01% A	.01%	.01%	.09%	.16%	1.55%
Supplemental Data
Net assets, end of period (in millions)	$ 2,270	$ 2,342	$ 3,160	$ 3,814	$ 4,828	$ 7,738

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class II

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	- F	.001	.013
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	- F	.001	.013
Distributions from net investment income	- F	- F	- F	- F	(.001)	(.013)
Distributions from net realized gain	-	-	-	- F	- F	- F
Total distributions	- F	- F	- F	- F	(.001)	(.013)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.01%	.01%	.01%	.05%	1.35%
Ratios to Average Net Assets D, E
Expenses before reductions	.37% A	.37%	.37%	.37%	.40%	.39%
Expenses net of fee waivers, if any	.12% A	.17%	.15%	.29%	.34%	.37%
Expenses net of all reductions	.12% A	.17%	.15%	.29%	.34%	.35%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.06%	1.40%
Supplemental Data
Net assets, end of period (in millions)	$ 11	$ 12	$ 15	$ 22	$ 26	$ 54

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

Financial Highlights - Class III

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	- F	- F	.012
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	- F	- F	.012
Distributions from net investment income	- F	- F	- F	- F	- F	(.012)
Distributions from net realized gain	-	-	-	- F	- F	- F
Total distributions	- F	- F	- F	- F	- F	(.012)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.01%	.01%	.01%	.03%	1.25%
Ratios to Average Net Assets D, E
Expenses before reductions	.47% A	.47%	.47%	.47%	.50%	.49%
Expenses net of fee waivers, if any	.12% A	.17%	.16%	.29%	.37%	.47%
Expenses net of all reductions	.12% A	.17%	.16%	.29%	.37%	.45%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.02%	1.30%
Supplemental Data
Net assets, end of period (in millions)	$ 260	$ 323	$ 240	$ 198	$ 166	$ 272

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Select Class

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	.001	.001	.014
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	.001	.001	.014
Distributions from net investment income	- F	- F	- F	(.001)	(.001)	(.014)
Distributions from net realized gain	-	-	-	- F	- F	- F
Total distributions	- F	- F	- F	(.001)	(.001)	(.014)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.01%	.01%	.06%	.11%	1.45%
Ratios to Average Net Assets D, E
Expenses before reductions	.27% A	.27%	.27%	.27%	.30%	.29%
Expenses net of fee waivers, if any	.13% A	.18%	.17%	.25%	.28%	.27%
Expenses net of all reductions	.12% A	.18%	.17%	.25%	.28%	.25%
Net investment income (loss)	.01% A	.01%	.01%	.05%	.12%	1.50%
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 8	$ 15	$ 73	$ 60	$ 48

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio and Tax-Exempt Portfolio (the Funds) are funds of Fidelity Colchester Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund offers Class I, Class II, Class III and Select Class shares. Treasury Only Portfolio and Treasury Portfolio also offer Class IV shares. Prime Money Market Portfolio also offers Class IV and Institutional Class. Money Market Portfolio also offers Class F and Institutional Class. All classes have equal rights as to assets and voting privileges. Prime Money Market Portfolio and Money Market Portfolio offer conversion privileges between classes within each fund to eligible shareholders of the existing classes of shares. Class F shares of Money Market Portfolio are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by FMR and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio and Tax-Exempt Portfolio, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The Tax Exempt Portfolio purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Treasury Only Portfolio	$ 11,696,781	$ -	$ -	$ -
Treasury Portfolio	14,759,658	-	-	-
Government Portfolio	26,666,733	-	-	-
Prime Money Market Portfolio	44,294,555	-	-	-
Money Market Portfolio	70,772,057	-	-	-
Tax-Exempt Portfolio	2,414,908	-	-	-

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration 2019
Government Portfolio	$ (1,428)

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

3. Significant Accounting Policies - continued

Reverse Repurchase Agreements. To enhance their yield, the Funds may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, each applicable fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Funds may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement, if any, is included at the end of each applicable Fund's Schedule of Investments and the cash proceeds are recorded as a liability in each applicable fund's accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement. At period end, there were no reverse repurchase agreements outstanding.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .14% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate Distribution and Service Plans for each class of shares. Class II, Class III and Select Class of each Fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service fee based on an annual percentage of each class' average net assets. Class IV of Treasury Only Portfolio, Treasury Portfolio and Prime Money Market Portfolio pays FDC separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Distribution and Service fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee
Class II	.00%	.15%
Class III	.00%	.25%
Class IV	.25%	.25%
Select Class	.00%	.05%
	Total Fees	Retained by FDC
Treasury Only Portfolio: Class II	$ 262	$ -
Class III	505	-
Class IV	59	-
Select Class	51	-
	$ 877	$ -
Treasury Portfolio: Class II	$ 69	$ -
Class III	3,630	-
Class IV	1,107	-
Select Class	59	-
	$ 4,865	$ -
Government Portfolio: Class II	$ 322	$ -
Class III	2,133	-
Select Class	137	-
	$ 2,592	$ -
Prime Money Market Portfolio: Class II	$ 330	$ 2
Class III	2,849	-
Class IV	70	1
Select Class	429	-*
	$ 3,678	$ 3

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Total Fees	Retained by FDC
Money Market Portfolio: Class II	$ 139	$ 1
Class III	2,868	-
Select Class	83	-**
	$ 3,090	$ 1
Tax-Exempt Portfolio: Class II	$ 8	$ -
Class III	361	-
Select Class	2	-
	$ 371	$ -

During the period, FMR or its affiliates waived a portion of these fees.

* Amount represents two hundred thirteen dollars.

** Amount represents seventy-nine dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for the Funds except for Tax-Exempt Portfolio. Citibank, N.A. (Citibank) is the custodian, transfer and servicing agent for Tax-Exempt Portfolio. Citibank has entered into a sub-arrangement with FIIOC to perform the activities associated with the transfer agency and shareholder servicing functions for Tax-Exempt Portfolio. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. Each class, with the exception of Institutional Class, pays a transfer agent fee equal to an annual rate of .06% of average net assets. Institutional Class pays a transfer agent fee equal to an annual rate of .03% of average net assets. FIIOC receives no fees for providing transfer agency services to Class F. The transfer agent fee for each class of Tax-Exempt Portfolio is paid to Citibank. For the period, transfer agent fees for each class were as follows:

Treasury Only Portfolio - Class I	$ 3,063
Treasury Only Portfolio - Class II	105
Treasury Only Portfolio - Class III	123
Treasury Only Portfolio - Class IV	7
Treasury Only Portfolio - Select Class	62
$ 3,360
Treasury Portfolio - Class I	$ 2,969
Treasury Portfolio - Class II	28
Treasury Portfolio - Class III	874
Treasury Portfolio - Class IV	133
Treasury Portfolio - Select Class	72
$ 4,076
Government Portfolio - Class I	$ 6,581
Government Portfolio - Class II	130
Government Portfolio - Class III	514
Government Portfolio - Select Class	166
$ 7,391
Prime Money Market Portfolio - Class I	$ 2,756
Prime Money Market Portfolio - Class II	133
Prime Money Market Portfolio - Class III	687
Prime Money Market Portfolio - Class IV	9
Prime Money Market Portfolio - Select Class	518
Prime Money Market Portfolio - Institutional Class	4,919
$ 9,022

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Money Market Portfolio - Class I	$ 7,526
Money Market Portfolio - Class II	57
Money Market Portfolio - Class III	691
Money Market Portfolio - Select Class	100
Money Market Portfolio - Class F	-
Money Market Portfolio - Institutional Class	5,844
$ 14,218
Tax-Exempt Portfolio - Class I	$ 687
Tax-Exempt Portfolio - Class II	3
Tax-Exempt Portfolio - Class III	88
Tax-Exempt Portfolio - Select Class	3
$ 781

During the period, FMR or its affiliates waived a portion of these fees.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the accounting records for the Funds except for Tax-Exempt Portfolio. Citibank has entered into a sub-arrangement with FSC to maintain Tax-Exempt Portfolio's accounting records. The fee is based on the level of average net assets for each month. The fee for Tax-Exempt Portfolio is paid to Citibank.

5. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Prime Money Market Portfolio
Class I	.20%	$ 296
Class II	.35%	13
Class III	.45%	67
Class IV	.70%	1
Select Class	.25%	57
Institutional Class	.14%	5,945
Money Market Portfolio
Class I	.18%	$ 3,277
Class II	.33%	24
Class III	.43%	294
Select Class	.23%	43
Class F	.14%	72
Institutional Class	.14%	7,033
Tax-Exempt Portfolio
Class II	.35%	$ 1
Class III	.45%	23
Select Class	.25%	1

Additionally, FMR or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver for each class was as follows:

Treasury Only Portfolio
Class I	$ 7,450
Class II	518
Class III	802
Class IV	199
Select Class	76

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Expense Reductions - continued

Treasury Portfolio
Class I	$ 6,116
Class II	125
Class III	5,414
Class IV	209
Select Class	1,376
Government Portfolio
Class I	$ 10,040
Class II	513
Class III	2,918
Select Class	383
Prime Money Market Portfolio
Class II	$ 121
Class III	315
Class IV	2,771
Select Class	376
Institutional Class	69
Money Market Portfolio
Class II	$ 81
Class III	2,136
Select Class	5
Tax-Exempt Portfolio
Class I	$ 1,088
Class II	13
Class III	475
Select Class	5

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction

Money Market Portfolio	$ 1
Tax-Exempt Portfolio	5

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2013	Year ended March 31, 2013
From net investment income
Treasury Only Portfolio - Class I	$ 509	$ 835
Treasury Only Portfolio - Class II	18	38
Treasury Only Portfolio - Class III	20	37
Treasury Only Portfolio - Class IV	1	2
Treasury Only Portfolio - Select Class	10	20
Total	$ 558	$ 932
Treasury Portfolio - Class I	$ 494	$ 1,135
Treasury Portfolio - Class II	5	8
Treasury Portfolio - Class III	146	289
Treasury Portfolio - Class IV	22	42
Treasury Portfolio - Select Class	12	22
Total	$ 679	$ 1,496

Semiannual Report

6. Distributions to Shareholders - continued

	Six months ended September 30, 2013	Year ended March 31, 2013
From net investment income
Government Portfolio - Class I	$ 1,091	$ 2,271
Government Portfolio - Class II	22	69
Government Portfolio - Class III	85	183
Government Portfolio - Select Class	28	85
Total	$ 1,226	$ 2,608
Prime Money Market Portfolio - Class I	$ 958	$ 11,757
Prime Money Market Portfolio - Class II	22	58
Prime Money Market Portfolio - Class III	114	207
Prime Money Market Portfolio - Class IV	1	7
Prime Money Market Portfolio - Select Class	87	611
Prime Money Market Portfolio - Institutional Class	12,690	53,729
Total	$ 13,872	$ 66,369
Money Market Portfolio - Class I	$ 9,276	$ 39,627
Money Market Portfolio - Class II	9	41
Money Market Portfolio - Class III	115	214
Money Market Portfolio - Select Class	46	526
Money Market Portfolio - Class F	1,350	3,597
Money Market Portfolio - Institutional Class	22,228	70,717
Total	$ 33,024	$ 114,722
Tax-Exempt Portfolio - Class I	$ 114	$ 276
Tax Exempt Portfolio - Class II	1	1
Tax Exempt Portfolio - Class III	14	31
Tax Exempt Portfolio - Select Class	-*	1
Total	$ 129	$ 309

* Amount represents four hundred and fourteen dollars.

7. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Six months ended September 30, 2013	Year ended March 31, 2013
Treasury Only Portfolio - Class I Shares sold	12,302,207	14,828,363
Reinvestment of distributions	355	633
Shares redeemed	(11,236,889)	(13,462,367)
Net increase (decrease)	1,065,673	1,366,629
Treasury Only Portfolio - Class II Shares sold	311,691	534,642
Reinvestment of distributions	10	21
Shares redeemed	(281,946)	(679,911)
Net increase (decrease)	29,755	(145,248)
Treasury Only Portfolio - Class III Shares sold	909,273	1,293,156
Reinvestment of distributions	7	14
Shares redeemed	(912,875)	(1,293,196)
Net increase (decrease)	(3,595)	(26)
Treasury Only Portfolio - Class IV Shares sold	51,064	103,699
Reinvestment of distributions	1	2
Shares redeemed	(44,801)	(107,366)
Net increase (decrease)	6,264	(3,665)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Share Transactions - continued

	Six months ended September 30, 2013	Year ended March 31, 2013
Treasury Only Portfolio - Select Class Shares sold	550,419	1,347,020
Reinvestment of distributions	9	17
Shares redeemed	(542,599)	(1,406,471)
Net increase (decrease)	7,829	(59,434)
Treasury Portfolio - Class I Shares sold	27,106,299	53,327,310
Reinvestment of distributions	234	556
Shares redeemed	(25,846,614)	(55,075,422)
Net increase (decrease)	1,259,919	(1,747,556)
Treasury Portfolio - Class II Shares sold	682,148	1,104,602
Reinvestment of distributions	1	3
Shares redeemed	(729,665)	(1,057,943)
Net increase (decrease)	(47,516)	46,662
Treasury Portfolio - Class III Shares sold	6,230,544	10,873,630
Reinvestment of distributions	20	46
Shares redeemed	(6,269,692)	(11,136,939)
Net increase (decrease)	(39,128)	(263,263)
Treasury Portfolio - Class IV Shares sold	338,879	768,664
Reinvestment of distributions	-	-
Shares redeemed	(450,869)	(725,337)
Net increase (decrease)	(111,990)	43,327
Treasury Portfolio - Select Class Shares sold	297,316	557,920
Reinvestment of distributions	5	12
Shares redeemed	(241,539)	(618,563)
Net increase (decrease)	55,782	(60,631)
Government Portfolio - Class I Shares sold	107,050,035	175,643,021
Reinvestment of distributions	529	1,139
Shares redeemed	(104,612,494)	(178,888,427)
Net increase (decrease)	2,438,070	(3,244,267)
Government Portfolio - Class II Shares sold	6,118,526	9,308,520
Reinvestment of distributions	8	18
Shares redeemed	(6,352,010)	(9,493,734)
Net increase (decrease)	(233,476)	(185,196)
Government Portfolio - Class III Shares sold	3,516,000	7,397,166
Reinvestment of distributions	10	25
Shares redeemed	(3,293,975)	(7,715,377)
Net increase (decrease)	222,035	(318,186)
Government Portfolio - Select Class Shares sold	748,624	31,188,640
Reinvestment of distributions	23	77
Shares redeemed	(1,091,294)	(31,039,496)
Net increase (decrease)	(342,647)	149,221
Prime Money Market Portfolio - Class I Shares sold	24,998,516	69,207,399
Reinvestment of distributions	325	3,997
Shares redeemed	(27,634,074)	(74,028,400)
Net increase (decrease)	(2,635,233)	(4,817,004)

Semiannual Report

7. Share Transactions - continued

	Six months ended September 30, 2013	Year ended March 31, 2013
Prime Money Market Portfolio - Class II Shares sold	1,118,767	4,322,345
Reinvestment of distributions	12	34
Shares redeemed	(1,120,537)	(4,663,999)
Net increase (decrease)	(1,758)	(341,620)
Prime Money Market Portfolio - Class III Shares sold	3,303,023	6,188,605
Reinvestment of distributions	14	28
Shares redeemed	(2,885,445)	(5,942,325)
Net increase (decrease)	417,592	246,308
Prime Money Market Portfolio - Class IV Shares sold	68,529	311,047
Reinvestment of distributions	1	4
Shares redeemed	(68,575)	(339,063)
Net increase (decrease)	(45)	(28,012)
Prime Money Market Portfolio - Select Class Shares sold	5,067,136	6,955,759
Reinvestment of distributions	32	224
Shares redeemed	(4,840,708)	(6,438,911)
Net increase (decrease)	226,460	517,072
Prime Money Market Portfolio - Institutional Class Shares sold	226,777,354	455,622,477
Reinvestment of distributions	8,052	35,752
Shares redeemed	(225,516,844)	(459,411,704)
Net increase (decrease)	1,268,562	(3,753,475)
Money Market Portfolio - Class I Shares sold	43,448,545	100,745,849
Reinvestment of distributions	6,716	29,491
Shares redeemed	(42,431,429)	(100,567,370)
Net increase (decrease)	1,023,832	207,970
Money Market Portfolio - Class II Shares sold	451,453	1,003,231
Reinvestment of distributions	7	31
Shares redeemed	(406,799)	(1,045,760)
Net increase (decrease)	44,661	(42,498)
Money Market Portfolio - Class III Shares sold	8,505,269	12,473,572
Reinvestment of distributions	49	113
Shares redeemed	(8,129,765)	(12,785,592)
Net increase (decrease)	375,553	(311,907)
Money Market Portfolio - Select Class Shares sold	401,272	1,723,353
Reinvestment of distributions	16	200
Shares redeemed	(458,888)	(1,910,777)
Net increase (decrease)	(57,600)	(187,224)
Money Market Portfolio - Class F Shares sold	320,585	845,834
Reinvestment of distributions	1,350	3,597
Shares redeemed	(139,508)	(151,651)
Net increase (decrease)	182,427	697,780
Money Market Portfolio - Institutional Class Shares sold	105,150,852	170,114,695
Reinvestment of distributions	16,502	53,683
Shares redeemed	(103,219,876)	(164,632,251)
Net increase (decrease)	1,947,478	5,536,127

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Share Transactions - continued

	Six months ended September 30, 2013	Year ended March 31, 2013
Tax-Exempt Portfolio - Class I Shares sold	1,717,900	3,714,368
Reinvestment of distributions	67	163
Shares redeemed	(1,790,148)	(4,532,691)
Net increase (decrease)	(72,181)	(818,160)
Tax-Exempt Portfolio - Class II Shares sold	2,156	6,735
Reinvestment of distributions	1	1
Shares redeemed	(2,914)	(9,783)
Net increase (decrease)	(757)	(3,047)
Tax-Exempt Portfolio - Class III Shares sold	856,522	1,661,214
Reinvestment of distributions	5	7
Shares redeemed	(920,125)	(1,577,811)
Net increase (decrease)	(63,598)	83,410
Tax-Exempt Portfolio - Select Class Shares sold	20,113	47,582
Reinvestment of distributions	-*	1
Shares redeemed	(21,694)	(54,742)
Net increase (decrease)	(1,581)	(7,159)

* Amount represents one hundred and eighteen dollars.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

FIMM Funds: Treasury Only Portfolio / Treasury Portfolio / Government Portfolio / Prime Money Market Portfolio / Money Market Portfolio / Tax-Exempt Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for each fund for different time periods, measured against a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than a fund. The funds' actual TMG %s are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Semiannual Report

Treasury Only Portfolio

Treasury Portfolio

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Board Approval of Investment Advisory Contracts and Management Fees - continued

Government Portfolio

Prime Money Market Portfolio

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Money Market Portfolio

Tax-Exempt Portfolio

The Board noted that each fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of Treasury Only Portfolio ranked below its competitive median for 2012.

The Board noted that the total expense ratio of each class of Treasury Portfolio ranked equal to its competitive median for 2012.

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Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that the total expense ratio of Institutional Class of Prime Money Market Portfolio ranked below its competitive median for 2012, and the total expense ratio of each of Class I, Class II, Class III, Class IV, and Select Class ranked above its competitive median for 2012.

The Board noted that the total expense ratio of each of Institutional Class and Class F of Money Market Portfolio ranked below its competitive median for 2012 and the total expense ratio of each of Class I, Class II, Class III, and Select Class ranked above its competitive median for 2012.

The Board noted that the total expense ratio of each class of each of Government Portfolio and Tax-Exempt Portfolio ranked above its competitive median for 2012.

The Board considered that, in general, various factors can affect total expense ratios. The Board noted that each fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board considered that Fidelity has been voluntarily waiving part or all of the 12b-1 fees, transfer agent fees, and/or management fees to maintain a minimum yield, and also noted that Fidelity retains the ability to be repaid in certain circumstances.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

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Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

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Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Citibank, N.A.
New York, NY
Tax-Exempt Portfolio

Fidelity Service Company, Inc.
Boston, MA

Treasury Only Portfolio, Treasury Portfolio,
Government Portfolio, Prime Money Market
Portfolio, and Money Market Portfolio

Custodians

The Bank of New York Mellon
New York, NY
Treasury Only Portfolio, Treasury Portfolio,
Government Portfolio, Prime Money Market
Portfolio, and Money Market Portfolio
Citibank, N.A.
New York, NY
Tax-Exempt Portfolio

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

IMM-SANN-1113
1.537280.116

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Colchester Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Colchester Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Colchester Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 20, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 20, 2013